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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2015

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Absolute Return Currency and Income Fund

January 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency 1.7%
Northstar Education Finance, Inc.
Series 2007-1 Class A2 (a)
01/29/46	0.983%	$750,000	$743,979
SLM Student Loan Trust
Series 2007-2 Class A2 (a)
07/25/17	0.256%	94,146	94,020

Total Asset-Backed Securities - Non-Agency (Cost: $840,893)			$837,999

	Shares	Value

Money Market Funds 96.8%
Columbia Short-Term Cash Fund, 0.118% (b)(c)	47,625,235	$47,625,235

Total Money Market Funds (Cost: $47,625,235)		$47,625,235

Total Investments
(Cost: $48,466,128) (d)		$48,463,234(e)

Other Assets & Liabilities, Net		719,584

Net Assets		$49,182,818

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at January 31, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Credit Suisse Securities (USA) L.L.C.	02/25/2015	19,158,000	21,860,295	972,529	—
		CHF	USD
Credit Suisse Securities (USA) L.L.C.	02/25/2015	5,430,452	642,398,000	41,199	—
		USD	JPY
Credit Suisse Securities (USA) L.L.C.	02/25/2015	3,182,888	370,141,000	—	(30,197)
		USD	JPY
HSBC Securities (USA), Inc.	02/25/2015	16,212,000	13,197,355	593,076	—
		AUD	USD
HSBC Securities (USA), Inc.	02/25/2015	5,663,000	8,637,665	109,218	—
		GBP	USD
HSBC Securities (USA), Inc.	02/25/2015	21,000	31,620	—	(6)
		GBP	USD
HSBC Securities (USA), Inc.	02/25/2015	328,998	2,726,000	517	—
		USD	SEK
HSBC Securities (USA), Inc.	02/25/2015	21,534,003	174,488,000	—	(442,099)
		USD	SEK
UBS Securities LLC	02/25/2015	4,484,068	3,977,000	10,757	—
		USD	EUR
UBS Securities LLC	02/25/2015	8,573,704	7,406,000	—	(203,408)
		USD	EUR
Total				1,727,296	(675,710)

Notes to Portfolio of Investments

(a)	Variable rate security.
(b)	The rate shown is the seven-day current annualized yield at January 31, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	50,067,724	16,667,726	(19,110,215)	47,625,235	12,922	47,625,235

(d)

At January 31, 2015, the cost of securities for federal income tax purposes was approximately $48,466,128 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$80
Unrealized Depreciation	(2,974)
Net Unrealized Depreciation	$(2,894)

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Asset-Backed Securities - Non-Agency	—	837,999	—	837,999
Total Bonds	—	837,999	—	837,999
Mutual Funds
Money Market Funds	47,625,235	—	—	47,625,235
Total Mutual Funds	47,625,235	—	—	47,625,235
Investments in Securities	47,625,235	837,999	—	48,463,234
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	1,727,296	—	1,727,296
Liabilities
Forward Foreign Currency Exchange Contracts	—	(675,710)	—	(675,710)
Total	47,625,235	1,889,585	—	49,514,820

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Asia Pacific ex-Japan Fund

January 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 93.0%
AUSTRALIA 16.9%
Amcor Ltd.	1,011,932	$10,001,149
Ansell Ltd.	261,170	4,584,244
Australia and New Zealand Banking Group Ltd.	605,554	15,458,269
BHP Billiton Ltd.	430,648	9,932,785
Commonwealth Bank of Australia	215,162	14,877,390
CSL Ltd.	175,945	11,973,677
Healthscope Ltd. (a)	3,822,350	7,995,053
James Hardie Industries PLC	514,152	5,155,302
Lend Lease Group	743,540	9,583,959
Macquarie Group Ltd.	184,662	8,851,148
National Australia Bank Ltd.	113,410	3,127,671
QBE Insurance Group Ltd.	780,345	6,397,174
Rio Tinto Ltd.	156,863	6,994,850
Spotless Group Holdings Ltd. (a)	5,240,618	7,564,785
Suncorp Group Ltd.	615,730	7,015,494
Telstra Corp., Ltd.	1,724,654	8,699,135
Westpac Banking Corp.	788,953	21,085,604
Woodside Petroleum Ltd.	181,309	4,815,383
Woolworths Ltd.	147,542	3,630,822
Total		167,743,894
CHINA 23.2%
Alibaba Group Holding Ltd., ADR (a)	51,596	4,596,172
Baidu, Inc., ADR (a)	50,779	11,065,760
Bank of China Ltd., Class H	26,116,000	14,579,485
Bitauto Holdings Ltd., ADR (a)	33,907	2,028,317
China Construction Bank Corp., Class H	22,021,380	17,627,694
China Mengniu Dairy Co., Ltd.	1,089,000	4,962,087
China Mobile Ltd.	1,522,000	19,951,118
China Overseas Land & Investment Ltd.	3,196,000	9,215,632
China Petroleum & Chemical Corp., Class H	11,520,000	9,115,061
China Unicom Hong Kong Ltd.	2,830,000	4,235,933
CNOOC Ltd.	2,132,000	2,828,875
CSPC Pharmaceutical Group Ltd.	4,046,000	3,413,187
Great Wall Motor Co., Ltd., Class H	1,194,000	6,815,217
Guangdong Investment Ltd.	5,106,000	6,853,971
Haier Electronics Group Co., Ltd.	1,593,000	4,277,986
Haitong Securities Co., Ltd., Class H	2,640,400	5,721,252
Huaneng Power International, Inc., Class H	3,742,000	5,237,652
Industrial & Commercial Bank of China Ltd., Class H	17,873,000	12,745,727
Lenovo Group Ltd.	5,570,000	7,171,901
PetroChina Co., Ltd., Class H	3,960,000	4,300,169

Issuer	Shares	Value

Common Stocks (continued)
CHINA (CONTINUED)
Ping An Insurance Group Co. of China Ltd., Class H	1,309,000	$13,874,003
Sihuan Pharmaceutical Holdings Group Ltd.	3,406,000	2,192,628
Sinotrans Ltd.	7,836,000	5,541,071
Sunny Optical Technology Group Co., Ltd.	2,657,000	4,030,325
Tencent Holdings Ltd.	1,921,700	32,412,462
Vipshop Holdings Ltd., ADS (a)	352,110	7,883,743
Zhuzhou CSR Times Electric Co., Ltd., Class H	1,386,500	7,734,535
Total		230,411,963
HONG KONG 10.5%
AIA Group Ltd.	4,246,000	24,647,773
BOC Hong Kong Holdings Ltd.	1,294,000	4,535,714
Cheung Kong Holdings Ltd.	846,000	16,144,043
China Gas Holdings Ltd.	1,990,000	3,075,640
Hong Kong Exchanges and Clearing Ltd.	454,900	10,469,591
Hutchison Whampoa Ltd.	1,054,000	13,990,248
Li & Fung Ltd.	4,890,000	4,850,702
Orient Overseas International Ltd.	719,500	4,693,576
PCCW Ltd.	7,738,000	5,133,121
Samsonite International SA	2,556,600	7,758,966
Sands China Ltd.	1,210,800	5,894,596
Wharf Holdings Ltd. (The)	334,900	2,713,102
Total		103,907,072
INDIA 8.8%
Bajaj Electricals Ltd.	346,729	1,302,740
Dabur India Ltd.	1,195,912	4,933,537
HCL Technologies Ltd.	209,241	6,038,399
HDFC Bank Ltd.	751,010	12,989,341
ICICI Bank Ltd.	1,312,990	7,627,912
ICICI Bank Ltd., ADR	544,035	6,533,860
Infosys Ltd., ADR	235,406	8,022,637
ITC Ltd.	1,051,702	6,237,414
Larsen & Toubro Ltd.	245,029	6,706,405
Mahindra & Mahindra Ltd.	9,543	194,427
Maruti Suzuki India Ltd.	40,484	2,380,909
Motherson Sumi Systems Ltd.	910,150	6,612,209
Oil & Natural Gas Corp., Ltd.	1,129,772	6,387,035
Sun Pharmaceutical Industries Ltd.	574,418	8,497,489
Tata Consultancy Services Ltd.	66,412	2,661,466
Total		87,125,780

Issuer	Shares	Value

Common Stocks (continued)
INDONESIA 3.0%
PT Bank Mandiri Persero Tbk	8,891,916	$7,659,557
PT Bank Rakyat Indonesia Persero Tbk	8,383,500	7,670,742
PT Matahari Department Store Tbk	4,644,700	5,672,685
PT Surya Citra Media Tbk	14,471,262	3,884,671
PT Telekomunikasi Tbk	21,702,100	4,817,810
Total		29,705,465
MALAYSIA 1.6%
IHH Healthcare Bhd	2,828,200	4,044,637
IJM Corp., BHD	3,116,100	5,925,472
Telekom Malaysia Bhd	1,798,600	3,459,968
Tenaga Nasional Bhd	634,400	2,530,321
Total		15,960,398
PHILIPPINES 2.9%
Alliance Global Group, Inc.	7,842,500	4,432,368
Ayala Corp.	323,662	5,318,262
GT Capital Holdings, Inc.	220,675	6,040,635
Metropolitan Bank & Trust Co.	2,874,382	6,192,050
Universal Robina Corp.	1,551,250	7,277,814
Total		29,261,129
SINGAPORE 2.5%
DBS Group Holdings Ltd.	1,214,300	17,704,042
Oversea-Chinese Banking Corp., Ltd.	982,915	7,539,121
Total		25,243,163
SOUTH KOREA 11.5%
Halla Climate Control Corp.	75,436	3,175,572
Hana Financial Group, Inc.	214,851	6,280,257
Hyundai Development Co.	130,982	5,123,798
Hyundai Motor Co.	49,996	7,683,588
Korea Electric Power Corp.	247,523	9,677,888
LG Chem Ltd.	12,217	2,197,121
LG Display Co., Ltd.	144,046	4,733,081
NAVER Corp.	6,444	4,176,766
POSCO	30,474	7,078,969
Samsung Electronics Co., Ltd.	20,155	25,020,394
Samsung Life Insurance Co., Ltd.	66,474	6,827,816
SK Hynix, Inc.	368,475	15,916,489
SK Telecom Co., Ltd.	34,874	9,139,287

Issuer	Shares	Value

Common Stocks (continued)
SOUTH KOREA (CONTINUED)
Wonik IPS Co., Ltd. (a)	574,772	$7,023,293
Total		114,054,319
TAIWAN 10.3%
Advanced Semiconductor Engineering, Inc.	5,025,000	6,309,993
CTBC Financial Holding Co., Ltd.	9,891,908	6,274,981
E.Sun Financial Holding Co., Ltd.	11,742,714	7,223,777
Far EasTone Telecommunications Co., Ltd.	2,343,000	5,724,207
Hon Hai Precision Industry Co., Ltd.	2,798,320	7,678,572
Huaku Development Co., Ltd.	630,000	1,152,661
Makalot Industrial Co., Ltd.	594,181	3,325,126
MediaTek, Inc.	731,000	11,115,032
Pegatron Corp.	3,927,000	10,442,210
President Chain Store Corp.	734,000	5,642,476
Taiwan Semiconductor Manufacturing Co., Ltd.	2,074,000	9,120,684
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,251,902	28,430,694
Total		102,440,413
THAILAND 1.8%
Kasikornbank PCL, Foreign Registered Shares	142,900	976,417
Kasikornbank PCL, Foreign Registered Shares, NVDR	920,648	6,228,776
Supalai Public Co., Ltd.	6,155,500	4,574,033
Thai Union Frozen Products PCL, Foreign Registered Shares	8,434,800	5,585,214
Total		17,364,440
Total Common Stocks (Cost: $811,609,288)		$923,218,036

	Shares	Value

Money Market Funds 2.5%
Columbia Short-Term Cash Fund, 0.118% (b)(c)	24,399,092	$24,399,092
Total Money Market Funds (Cost: $24,399,092)		$24,399,092
Total Investments
(Cost: $836,008,380) (d)		$947,617,128(e)
Other Assets & Liabilities, Net		45,124,510
Net Assets		$992,741,638

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at January 31, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	23,713,013	64,058,461	(63,372,382)	24,399,092	5,075	24,399,092

(d)

At January 31, 2015, the cost of securities for federal income tax purposes was approximately $836,008,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$144,135,000
Unrealized Depreciation	(32,526,000)
Net Unrealized Appreciation	$111,609,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
ADS	American Depositary Share
NVDR	Non-voting Depository Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Annual Report dated October 31, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	7,883,743	63,829,396	—	71,713,139
Consumer Staples	—	38,269,363	—	38,269,363
Energy	—	27,446,524	—	27,446,524
Financials	6,533,860	336,951,105	—	343,484,965
Health Care	—	42,700,915	—	42,700,915
Industrials	—	61,712,258	—	61,712,258
Information Technology	54,143,579	153,851,067	—	207,994,646
Materials	—	41,360,176	—	41,360,176
Telecommunication Services	—	61,160,578	—	61,160,578
Utilities	—	27,375,472	—	27,375,472
Total Equity Securities	68,561,182	854,656,854	—	923,218,036
Mutual Funds
Money Market Funds	24,399,092	—	—	24,399,092
Total Mutual Funds	24,399,092	—	—	24,399,092
Total	92,960,274	854,656,854	—	947,617,128

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
5,250,117	—	—	5,250,117

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Emerging Markets Bond Fund

January 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes(a) 14.3%
BRAZIL 1.3%
Companhia de Eletricidade do Estad
04/27/16	11.750%	BRL	$6,000,000	$2,157,831
Cosan Luxembourg SA (b)
03/14/18	9.500%	BRL	6,000,000	1,895,067
03/14/23	5.000%		1,309,000	1,122,468
Samarco Mineracao SA Senior Unsecured (b)
11/01/22	4.125%		1,272,000	1,125,720
Vale SA Senior Unsecured
09/11/42	5.625%		1,918,000	1,689,854
Total				7,990,940
CANADA 0.2%
Pacific Rubiales Energy Corp.
03/28/23	5.125%		2,150,000	1,169,600
CHILE 0.5%
Inversiones CMPC SA (b)
09/15/24	4.750%		3,000,000	3,057,984
GUATEMALA 1.6%
Agromercantil Senior Trust (b)
04/10/19	6.250%		1,323,000	1,336,878
Comcel Trust (b)
02/06/24	6.875%		5,300,000	5,485,500
Industrial Senior Trust (b)
11/01/22	5.500%		2,877,000	2,844,634
Total				9,667,012
KAZAKHSTAN 0.6%
Zhaikmunai LLP
11/13/19	7.125%		2,546,000	2,041,892
Zhaikmunai LLP (b)
11/13/19	7.125%		2,285,000	1,832,570
Total				3,874,462
MEXICO 4.9%
America Movil SAB de CV Senior Unsecured
12/05/22	6.450%	MXN	30,000,000	2,011,408
BBVA Bancomer SA Subordinated Notes (b)(c)
11/12/29	5.350%		4,000,000	4,014,900
Cemex SAB de CV Senior Secured
01/15/21	7.250%		6,532,000	6,744,290

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
MEXICO (CONTINUED)
Concesionaria Mexiquense SA de CV (linked to Mexican Unidad de Inversion Index) (b)
12/15/35	5.950%	MXN	$42,292,216	$2,765,027
Elementia SAB de CV (b)
01/15/25	5.500%		2,500,000	2,390,625
Gruma SAB de CV Senior Unsecured (b)
12/01/24	4.875%		4,300,000	4,493,500
Grupo Televisa SAB Senior Unsecured
05/14/43	7.250%	MXN	59,800,000	3,630,739
Mexichem SAB de CV (b)
09/19/42	6.750%		1,000,000	1,066,250
09/17/44	5.875%		1,900,000	1,840,150
Total				28,956,889
PANAMA 0.6%
Panama Canal Railway Co. Senior Secured
11/01/26	7.000%		3,553,230	3,608,305
PERU 1.2%
Banco de Credito del Peru Subordinated Notes (b)(c)
10/15/22	7.170%	PEN	6,000,000	1,951,028
Corp. Azucarera del Peru SA (b)
08/02/22	6.375%		3,218,000	2,847,930
Union Andina de Cementos SAA Senior Unsecured (b)
10/30/21	5.875%		2,100,000	2,079,000
Total				6,877,958
RUSSIAN FEDERATION 1.9%
EDC Finance Ltd. (b)
04/17/20	4.875%		2,400,000	1,848,000
Metalloinvest Finance Ltd. (b)
07/21/16	6.500%		2,000,000	1,900,000
Sibur Securities Ltd. (b)
01/31/18	3.914%		6,450,000	5,337,375
VimpelCom Holdings BV (b)
03/01/22	7.504%		2,500,000	2,077,700
Total				11,163,075
UKRAINE 0.8%
MHP SA (b)
04/02/20	8.250%		7,604,000	4,790,520

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED KINGDOM 0.4%
Tullow Oil PLC (b)
04/15/22	6.250%		$2,993,000	$2,514,120
UNITED STATES 0.3%
Kosmos Energy Ltd. Senior Secured (b)
08/01/21	7.875%		1,776,000	1,527,360
Total Corporate Bonds & Notes (Cost: $97,256,637)				$85,198,225

Inflation-Indexed Bonds(a) 4.2%
BRAZIL 1.4%
Brazil Notas do Tesouro Nacional
08/15/22	6.000%	BRL	1,328,492	5,128,174
Series B
05/15/35	6.000%	BRL	805,292	3,053,636
Total				8,181,810
URUGUAY 2.8%
Uruguay Government International Bond
04/05/27	4.250%	UYU	160,683,042	6,657,065
Senior Unsecured
09/14/18	5.000%	UYU	163,205,394	6,847,214
12/15/28	4.375%	UYU	75,884,768	3,165,979
Total				16,670,258
Total Inflation-Indexed Bonds (Cost: $29,197,064)				$24,852,068

Foreign Government Obligations(a)(d) 76.3%
ARGENTINA 1.3%
Argentina Bonar Bonds
04/17/17	7.000%		4,490,495	4,322,101
Provincia de Buenos Aires Senior Unsecured (b)
01/26/21	10.875%		1,802,000	1,729,920
Provincia de Cordoba Senior Unsecured (b)
08/17/17	12.375%		1,874,000	1,761,560
Total				7,813,581
BRAZIL 2.6%
Brazil Notas do Tesouro Nacional Senior Notes
01/01/17	10.000%	BRL	6,651,000	2,402,055
Brazilian Government International Bond Senior Unsecured
01/07/25	4.250%		2,600,000	2,593,500

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(d) (continued)
BRAZIL (CONTINUED)
Centrais Eletricas Brasileiras SA Senior Unsecured (b)
10/27/21	5.750%		$4,520,000	$4,045,400
Petrobras International Finance Co. SA
03/15/19	7.875%		1,699,000	1,686,801
01/27/21	5.375%		3,283,000	2,939,516
01/20/40	6.875%		2,493,000	2,094,120
Total				15,761,392
COLOMBIA 4.2%
Bogota Distrito Capital Senior Unsecured (b)
07/26/28	9.750%	COP	1,377,000,000	693,579
Colombia Government International Bond Senior Unsecured
01/18/41	6.125%		6,328,000	7,619,846
Ecopetrol SA
Senior Unsecured
01/16/25	4.125%		1,900,000	1,785,715
05/28/45	5.875%		2,800,000	2,688,000
Emgesa SA ESP Senior Unsecured
01/25/21	8.750%	COP	5,204,000,000	2,304,537
Empresas Publicas de Medellin ESP (b)
Senior Unsecured
02/01/21	8.375%	COP	18,990,000,000	8,257,537
09/10/24	7.625%	COP	3,939,000,000	1,621,124
Total				24,970,338
CROATIA 0.6%
Croatia Government International Bond Senior Unsecured (b)
01/26/24	6.000%		3,417,000	3,747,595
DOMINICAN REPUBLIC 5.6%
Banco de Reservas de La Republica Dominicana Subordinated Notes (b)
02/01/23	7.000%		6,488,000	6,384,516
Dominican Republic International Bond
Senior Unsecured
02/10/23	14.500%	DOP	39,000,000	982,436
Dominican Republic International Bond (b)
07/05/19	15.000%	DOP	139,000,000	3,544,368
01/08/21	14.000%	DOP	226,239,000	5,591,187
Senior Unsecured
04/20/27	8.625%		7,020,000	8,283,600
04/30/44	7.450%		6,000,000	6,555,000
01/27/45	6.850%		1,800,000	1,818,000
Total				33,159,107
EL SALVADOR 1.1%
El Salvador Government International Bond

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(d) (continued)
EL SALVADOR (CONTINUED)
01/18/27	6.375%		$500,000	$512,500
El Salvador Government International Bond (b)
01/18/27	6.375%		2,800,000	2,870,000
Senior Unsecured
04/10/32	8.250%		959,000	1,111,241
06/15/35	7.650%		1,736,000	1,881,390
Total				6,375,131
GEORGIA 1.2%
Georgian Railway JSC Senior Unsecured (b)
07/11/22	7.750%		6,633,000	6,981,232
GHANA 0.6%
Republic of Ghana (b)
08/07/23	7.875%		2,500,000	2,187,500
01/18/26	8.125%		1,300,000	1,124,500
Total				3,312,000
GUATEMALA 0.5%
Guatemala Government Bond Senior Unsecured (b)
06/06/22	5.750%		2,732,000	3,046,180
HUNGARY 4.0%
Hungary Government International Bond
Senior Unsecured
03/29/21	6.375%		1,302,000	1,527,572
11/22/23	5.750%		1,238,000	1,435,498
03/25/24	5.375%		4,406,000	4,995,303
03/29/41	7.625%		7,440,000	11,011,200
MFB Magyar Fejlesztesi Bank Zrt. (b)
10/21/20	6.250%		649,000	726,555
Magyar Export-Import Bank Zrt. (b)
02/12/18	5.500%		3,686,000	3,925,590
Total				23,621,718
INDONESIA 13.1%
Indonesia Government International Bond (b)
Senior Unsecured
05/05/21	4.875%		794,000	859,505
04/25/22	3.750%		3,967,000	4,006,670
01/15/24	5.875%		4,200,000	4,861,500
01/17/38	7.750%		3,548,000	4,887,370
01/17/42	5.250%		1,000,000	1,062,500
01/15/45	5.125%		1,900,000	2,014,000
Indonesia Treasury Bond
Senior Unsecured
07/15/17	10.000%	IDR	30,762,000,000	2,606,665
04/15/19	7.875%	IDR	32,000,000,000	2,620,880
09/15/19	11.500%	IDR	50,400,000,000	4,694,849
11/15/20	11.000%	IDR	9,000,000,000	844,405

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(d) (continued)
INDONESIA (CONTINUED)
06/15/21	12.800%	IDR	$6,800,000,000	$694,360
07/15/22	10.250%	IDR	13,210,000,000	1,234,706
05/15/27	7.000%	IDR	59,520,000,000	4,639,905
03/15/29	9.000%	IDR	53,989,000,000	4,922,621
Majapahit Holding BV (b)
08/07/19	8.000%		3,452,000	4,047,470
01/20/20	7.750%		2,657,000	3,120,600
PT Pertamina Persero
Senior Unsecured
05/20/23	4.300%		500,000	496,250
PT Pertamina Persero (b)
05/23/21	5.250%		2,000,000	2,113,000
Senior Unsecured
05/03/22	4.875%		1,000,000	1,033,300
05/20/23	4.300%		3,000,000	2,977,500
05/27/41	6.500%		1,000,000	1,095,000
05/03/42	6.000%		3,000,000	3,067,500
PT Perusahaan Listrik Negara Senior Unsecured (b)
11/22/21	5.500%		18,103,000	19,571,237
Pertamina Persero PT Senior Unsecured (b)
05/30/44	6.450%		755,000	824,838
Total				78,296,631
IRELAND 0.3%
Vnesheconombank Via VEB Finance PLC Senior Unsecured (b)
11/21/23	5.942%		2,300,000	1,531,984
IVORY COAST 0.4%
Ivory Coast Government International Bond (b)
Senior Unsecured
07/23/24	5.375%		500,000	471,250
Ivory Coast Government International Bond (c)
Senior Unsecured
12/31/32	5.750%		2,100,000	1,974,420
Total				2,445,670
KAZAKHSTAN 2.0%
KazMunayGas National Co. JSC (b)
11/07/44	6.000%		1,450,000	1,199,875
Senior Unsecured
07/02/18	9.125%		3,293,000	3,572,905
04/30/43	5.750%		8,600,000	6,880,000
Total				11,652,780
MEXICO 7.5%
Mexican Bonos
12/15/16	7.250%	MXN	18,613,500	1,325,586
06/11/20	8.000%	MXN	67,630,000	5,203,907
06/10/21	6.500%	MXN	37,100,000	2,683,048
06/09/22	6.500%	MXN	50,219,200	3,644,190

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(d) (continued)
MEXICO (CONTINUED)
06/03/27	7.500%	MXN	$34,949,100	$2,754,025
Mexico Government International Bond Senior Unsecured
01/23/46	4.600%		3,100,000	3,309,250
Petroleos Mexicanos
11/24/21	7.650%	MXN	111,700,000	8,077,998
09/12/24	7.190%	MXN	17,180,000	1,180,520
06/02/41	6.500%		5,453,000	6,101,362
01/23/45	6.375%		6,300,000	7,006,862
Petroleos Mexicanos (b)
01/23/26	4.500%		3,150,000	3,147,379
Total				44,434,127
MOROCCO 0.2%
Morocco Government International Bond Senior Unsecured (b)
12/11/22	4.250%		1,214,000	1,273,182
NETHERLANDS 0.4%
Petrobras Global Finance BV
03/17/24	6.250%		2,830,000	2,556,424
PAKISTAN 0.5%
Pakistan Government International Bond (b)
12/03/19	6.750%		3,200,000	3,208,000
PANAMA 0.4%
Ena Norte Trust Pass-Through Certificates (b)
04/25/23	4.950%		2,173,707	2,206,313
PARAGUAY 0.6%
Republic of Paraguay (b)
08/11/44	6.100%		3,245,000	3,577,612
PERU 1.2%
Corporacion Financiera de Desarrollo SA (b)
Senior Unsecured
02/08/22	4.750%		1,667,000	1,757,862
Subordinated Notes
07/15/29	5.250%		2,757,000	2,853,495
Peruvian Government International Bond Senior Unsecured
08/12/26	8.200%	PEN	6,792,000	2,732,120
Total				7,343,477
PHILIPPINES 1.4%
Philippine Government International Bond
Senior Unsecured

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(d) (continued)
PHILIPPINES (CONTINUED)
01/15/21	4.950%	PHP	$107,000,000	$2,589,989
03/30/26	5.500%		1,500,000	1,856,250
Power Sector Assets & Liabilities Management Corp. Government Guaranteed (b)
12/02/24	7.390%		2,877,000	3,797,640
Total				8,243,879
REPUBLIC OF NAMIBIA 0.9%
Namibia International Bonds Senior Unsecured (b)
11/03/21	5.500%		5,200,000	5,590,000
REPUBLIC OF THE CONGO 0.3%
Republic of Congo Senior Unsecured (c)
06/30/29	3.500%		1,974,366	1,757,186
ROMANIA 0.7%
Romanian Government International Bond (b)
Senior Unsecured
02/07/22	6.750%		2,392,000	2,924,220
08/22/23	4.375%		1,266,000	1,370,445
Total				4,294,665
RUSSIAN FEDERATION 4.6%
Gazprom Neft OAO Via GPN Capital SA Senior Unsecured (b)
09/19/22	4.375%		6,712,000	4,799,080
Gazprom OAO Via Gaz Capital SA (b)
Senior Unsecured
01/23/21	5.999%		1,000,000	850,000
03/07/22	6.510%		5,155,000	4,408,350
08/16/37	7.288%		2,829,000	2,419,644
Russian Agricultural Bank OJSC Via RSHB Capital SA Senior Unsecured (b)
12/27/17	5.298%		2,336,000	1,927,200
Russian Foreign Bond - Eurobond (b)
Senior Unsecured
04/29/20	5.000%		1,800,000	1,595,250
04/04/22	4.500%		4,200,000	3,535,392
04/04/42	5.625%		3,400,000	2,745,500
Russian Foreign Bond - Eurobond (b)(c)
Senior Unsecured
03/31/30	7.500%		3,665,182	3,685,692
Sberbank of Russia Via SB Capital SA Subordinated Notes (b)
10/29/22	5.125%		2,201,000	1,528,057
Total				27,494,165

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(d) (continued)
SENEGAL 0.5%
Senegal Government International Bond (b)
07/30/24	6.250%		$3,196,000	$3,196,000

SERBIA 0.4%
Republic of Serbia (b)
12/03/18	5.875%		2,125,000	2,252,500

SOUTH AFRICA 0.6%
South Africa Government International Bond Senior Unsecured
01/17/24	4.665%		1,200,000	1,273,500
Transnet SOC Ltd. Senior Unsecured (b)
07/26/22	4.000%		2,200,000	2,156,000
Total				3,429,500

SOUTH KOREA 0.7%
Export-Import Bank of Korea (b)
02/15/15	5.000%	IDR	50,670,000,000	3,995,716

TRINIDAD AND TOBAGO 1.9%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured (b)
08/14/19	9.750%		9,864,000	11,491,560

TUNISIA 0.6%
Banque Centrale de Tunisie SA Senior Unsecured (b)
01/30/25	5.750%		3,700,000	3,755,500

TURKEY 9.4%
Export Credit Bank of Turkey (b)
Senior Unsecured
04/24/19	5.875%		9,217,000	9,868,734
09/23/21	5.000%		4,250,000	4,345,625
Turkey Government Bond
07/24/24	9.000%	TRY	11,798,000	5,464,225
Turkey Government International Bond
02/17/45	6.625%		3,750,000	4,866,750
Senior Unsecured
03/30/21	5.625%		2,363,000	2,627,420
09/26/22	6.250%		3,653,000	4,245,772
03/23/23	3.250%		2,000,000	1,935,000
02/05/25	7.375%		9,068,000	11,558,980
03/17/36	6.875%		5,544,000	7,165,620
05/30/40	6.750%		2,973,000	3,864,424
Total				55,942,550

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(d) (continued)
UKRAINE —%
Ukraine Government International Bond Senior Unsecured (b)
02/23/21	7.950%	$355,000	$183,712

URUGUAY 0.8%
Uruguay Government International Bond
Senior Unsecured
03/21/36	7.625%	1,710,404	2,445,878
11/20/45	4.125%	2,396,949	2,331,033
Total			4,776,911

VENEZUELA 3.7%
Petroleos de Venezuela SA
04/12/17	5.250%	23,922,000	8,861,307
11/17/21	9.000%	6,782,647	2,383,592
05/16/24	6.000%	12,785,871	4,027,549
Venezuela Government International Bond
Senior Unsecured
10/13/19	7.750%	3,083,000	1,009,683
05/07/23	9.000%	12,400,500	4,123,166
10/13/24	8.250%	4,793,900	1,570,002
Total			21,975,299

ZAMBIA 1.5%
Zambia Government International Bond (b)
09/20/22	5.375%	700,000	626,500
Senior Unsecured
04/14/24	8.500%	7,955,000	8,394,116
Total			9,020,616

Total Foreign Government Obligations (Cost: $485,960,059)			$454,714,233

		Shares	Value

Money Market Funds 1.8%
Columbia Short-Term Cash Fund, 0.118% (e)(f)		10,593,484	$10,593,484

Total Money Market Funds (Cost: $10,593,484)			$10,593,484

Total Investments
(Cost: $623,007,244) (g)			$575,358,010(h)
Other Assets & Liabilities, Net			20,251,433
Net Assets			$595,609,443

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at January 31, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citigroup Global Markets Inc.	02/20/2015	26,948,000 RUB	409,171 USD	21,796	—
HSBC Securities (USA), Inc.	02/20/2015	245,948 USD	17,450,000 RUB	4,894	—
J.P. Morgan Securities, Inc.	02/09/2015	3,265,000 SGD	2,444,774 USD	31,600	—
Standard Chartered Bank	02/17/2015	7,388,000 PEN	2,465,543 USD	58,286	—
UBS Securities	02/23/2015	42,134,000 EUR	49,622,686 USD	2,003,422	—
UBS Securities	02/23/2015	480,000 EUR	540,311 USD	—	(2,178)
Total				2,119,998	(2,178)

Futures Contracts Outstanding at January 31, 2015

At January 31, 2015, cash totaling $1,160,169 was pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 5YR NOTE	321	USD	38,951,344	03/2015	161,685	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE	(616)	USD	(80,619,000)	03/2015	—	(2,964,208)
US ULTRA T-BOND	(144)	USD	(25,767,000)	03/2015	—	(1,436,840)
Total			(106,386,000)		—	(4,401,048)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the value of these securities amounted to $318,696,160 or 53.51% of net assets.

(c)	Variable rate security.
(d)	Principal and interest may not be guaranteed by the government.
(e)	The rate shown is the seven-day current annualized yield at January 31, 2015.
(f)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	26,239,617	51,127,652	(66,773,785)	10,593,484	4,232	10,593,484

(g)

At January 31, 2015, the cost of securities for federal income tax purposes was approximately $623,007,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$21,843,000
Unrealized Depreciation	(69,492,000)
Net Unrealized Depreciation	$(47,649,000)

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

BRL	Brazilian Real
COP	Colombian Peso
DOP	Dominican Republic Peso
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peru Nuevos Soles
PHP	Philippine Peso
RUB	Russian Rouble

SGD	Singapore Dollar
TRY	Turkish Lira
USD	US Dollar
UYU	Uruguay Pesos

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific  or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the  reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and  changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Banking	—	8,196,412	1,951,028	10,147,440
All Other Industries	—	75,050,785	—	75,050,785
Inflation-Indexed Bonds	—	24,852,068	—	24,852,068
Foreign Government Obligations	—	445,578,678	9,135,555	454,714,233
Total Bonds	—	553,677,943	11,086,583	564,764,526
Mutual Funds
Money Market Funds	10,593,484	—	—	10,593,484
Total Mutual Funds	10,593,484	—	—	10,593,484
Investments in Securities	10,593,484	553,677,943	11,086,583	575,358,010
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	2,119,998	—	2,119,998
Futures Contracts	161,685	—	—	161,685
Liabilities
Forward Foreign Currency Exchange Contracts	—	(2,178)	—	(2,178)
Futures Contracts	(4,401,048)	—	—	(4,401,048)
Total	6,354,121	555,795,763	11,086,583	573,236,467

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value:

	Corporate Bonds & Notes ($)	Foreign Government Obligations ($)	Total ($)
Balance as of October 31, 2014	5,206,294	14,618,661	19,824,955
Increase (decrease) in accrued discounts/premiums	(26)	(16,714)	(16,740)
Realized gain (loss)	—	103,761	103,761
Change in unrealized appreciation (depreciation)(a)	(142,685)	(288,641)	(431,326)
Sales	—	(2,895,333)	(2,895,333)
Purchases	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	(3,112,555)	(2,386,179)	(5,498,734)
Balance as of January 31, 2015	1,951,028	9,135,555	11,086,583

(a) Change in unrealized appreciation (depreciation) relating to securities held at January 31, 2015 was $(351,730), which is comprised of Corporate Bonds & Notes of $(142,685) and Foreign Government Obligations of $(209,045).

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds and foreign government obligations classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia European Equity Fund

January 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.7%
BELGIUM 3.9%
Anheuser-Busch InBev NV	94,619	$11,557,992
KBC Groep NV (a)	85,468	4,608,258
UCB SA	70,489	5,493,636
Total		21,659,886
DENMARK 4.3%
Novo Nordisk A/S, Class B	350,891	15,639,460
Pandora A/S	113,721	8,129,639
Total		23,769,099
FINLAND 1.9%
KONE OYJ, Class B	144,493	6,522,918
Nokia OYJ	519,390	4,017,403
Total		10,540,321
FRANCE 13.8%
Airbus Group NV	122,887	6,554,299
Essilor International SA	46,723	5,230,596
Groupe Eurotunnel SE	543,183	7,307,249
Iliad SA	34,959	8,131,828
L’Oreal SA	83,293	14,969,955
Legrand SA	182,577	9,841,080
Publicis Groupe SA	141,983	10,658,079
Schneider Electric SE	115,429	8,739,127
Vivendi SA	229,729	5,460,554
Total		76,892,767
GERMANY 12.6%
Bayer AG, Registered Shares	164,064	23,739,480
Bayerische Motoren Werke AG	76,321	8,917,496
Brenntag AG	170,534	9,311,427
Continental AG	48,352	10,965,795
Deutsche Post AG	174,373	5,668,882
ProSiebenSat.1 Media AG, Registered Shares	148,495	6,601,224
TUI AG	260,636	4,606,271
Total		69,810,575
IRELAND 0.8%
Bank of Ireland (a)	14,647,949	4,435,984
ITALY 1.0%
Intesa Sanpaolo SpA	1,818,895	5,339,801
NETHERLANDS 8.0%
Akzo Nobel NV	116,218	8,420,643
ASML Holding NV	139,419	14,695,651

Issuer	Shares	Value

Common Stocks (continued)
NETHERLANDS (CONTINUED)
ING Groep NV-CVA (a)	843,565	$10,599,897
Reed Elsevier NV	442,823	10,878,475
Total		44,594,666
NORWAY 1.0%
DNB ASA	404,214	5,856,499
SPAIN 3.4%
Amadeus IT Holding SA, Class A	202,912	8,160,449
Ferrovial SA	275,704	5,478,526
Inditex SA	175,897	5,194,686
Total		18,833,661
SWEDEN 3.1%
Nordea Bank AB	646,552	8,228,218
Svenska Handelsbanken AB, Class A	185,409	8,801,897
Total		17,030,115
SWITZERLAND 10.9%
Cie Financiere Richemont SA, Class A, Registered Shares	61,699	5,143,823
Nestlé SA, Registered Shares	144,543	11,090,236
Novartis AG, Registered Shares	166,590	16,356,010
Roche Holding AG, Genusschein Shares	46,225	12,515,285
Sika AG	1,412	4,847,118
UBS AG	624,276	10,463,524
Total		60,415,996
UNITED KINGDOM 34.0%
Ashtead Group PLC	630,444	10,331,380
AstraZeneca PLC	154,130	11,010,911
BG Group PLC	425,733	5,687,153
British American Tobacco PLC	102,174	5,774,125
BT Group PLC	1,923,024	12,104,309
Burberry Group PLC	243,622	6,344,457
Diageo PLC	242,723	7,202,116
IMI PLC	258,307	4,964,435
InterContinental Hotels Group PLC	193,686	7,765,854
Johnson Matthey PLC	127,865	6,280,373
Legal & General Group PLC	2,586,299	10,436,008
Lloyds Banking Group PLC (a)	4,805,592	5,338,163
London Stock Exchange Group PLC	219,039	7,802,531
Pearson PLC	274,641	5,588,608
Persimmon PLC	362,429	8,690,584
Prudential PLC	622,592	15,191,529
Rio Tinto PLC	175,156	7,716,739

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Royal Dutch Shell PLC, Class A	426,483	$12,963,009
Schroders PLC	80,982	3,534,840
Smith & Nephew PLC	424,415	7,613,519
St. James’s Place PLC	529,360	6,841,028
Unilever PLC	294,216	12,984,249
Wolseley PLC	116,470	6,775,000
Total		188,940,920

Total Common Stocks (Cost: $508,960,672)		$548,120,290

	Shares	Value

Money Market Funds 0.6%
Columbia Short-Term Cash Fund, 0.118% (b)(c)	3,282,494	$3,282,494
Total Money Market Funds (Cost: $3,282,494)		$3,282,494
Total Investments
(Cost: $512,243,166) (d)		$551,402,784(e)
Other Assets & Liabilities, Net		3,803,310
Net Assets		$555,206,094

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	26,229,310	44,441,809	(67,388,625)	3,282,494	894	3,282,494

(c)	The rate shown is the seven-day current annualized yield at January 31, 2015.
(d)

At January 31, 2015, the cost of securities for federal income tax purposes was approximately $512,243,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$61,767,000
Unrealized Depreciation	(22,607,000)
Net Unrealized Appreciation	$39,160,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated October 31, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific  or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	—	99,484,991	—	99,484,991
Consumer Staples	—	63,578,672	—	63,578,672
Energy	—	18,650,162	—	18,650,162
Financials	—	107,478,178	—	107,478,178
Health Care	—	97,598,898	—	97,598,898
Industrials	—	81,494,323	—	81,494,323
Information Technology	—	26,873,502	—	26,873,502
Materials	—	27,264,873	—	27,264,873
Telecommunication Services	—	25,696,691	—	25,696,691
Total Equity Securities	—	548,120,290	—	548,120,290
Mutual Funds
Money Market Funds	3,282,494	—	—	3,282,494
Total Mutual Funds	3,282,494	—	—	3,282,494
Total	3,282,494	548,120,290	—	551,402,784

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statisticalpricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Global Bond Fund

January 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 26.8%

AUSTRALIA 0.5%
Woodside Finance Ltd. (a)
05/10/21	4.600%	$605,000	$650,540
BELGIUM —%
Calcipar SA Senior Secured (a)
05/01/18	6.875%	37,000	37,463
CANADA 0.4%
BC ULC/New Red Finance Inc. Secured (a)
04/01/22	6.000%	39,000	39,975
Bombardier, Inc. (a)
Senior Unsecured
04/15/19	4.750%	9,000	8,460
03/15/20	7.750%	8,000	8,035
10/15/22	6.000%	10,000	9,425
Catamaran Corp.
03/15/21	4.750%	10,000	10,135
Cogeco Cable, Inc. (a)
05/01/20	4.875%	22,000	22,165
MDC Partners, Inc. (a)
04/01/20	6.750%	37,000	38,619
NOVA Chemicals Corp. Senior Unsecured (a)
05/01/25	5.000%	19,000	19,712
Thomson Reuters Corp. Senior Unsecured
05/23/43	4.500%	65,000	69,833
TransCanada PipeLines Ltd. Senior Unsecured
10/16/23	3.750%	110,000	115,330
Valeant Pharmaceuticals International, Inc. (a)
08/15/18	6.750%	14,000	14,893
07/15/21	7.500%	20,000	21,900
12/01/21	5.625%	7,000	7,228
07/15/22	7.250%	19,000	20,282
03/01/23	5.500%	14,000	14,350
Videotron Ltd. (a)
06/15/24	5.375%	39,000	39,975
Total			460,317

CHILE 0.3%
ENTEL Chile SA Senior Unsecured (a)
08/01/26	4.750%	300,000	305,787

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

FRANCE —%
Numericable-SFR Senior Secured (a)
05/15/22	6.000%	$50,000	$51,145

IRELAND 0.1%
AerCap Ireland Capital Ltd./Global Aviation Trust (a)
05/15/21	4.500%	89,000	91,892
Ardagh Packaging Finance PLC/Holdings USA, Inc. (a)
01/31/21	6.750%	16,000	15,680
Grifols Worldwide Operations Ltd. Senior Unsecured (a)
04/01/22	5.250%	22,000	22,330
Total			129,902
ITALY 0.1%
Telecom Italia Capital SA
06/18/19	7.175%	14,000	16,030
Telecom Italia SpA Senior Unsecured (a)
05/30/24	5.303%	22,000	23,018
Wind Acquisition Finance SA (a)
Senior Secured
04/30/20	6.500%	25,000	26,000
07/15/20	4.750%	23,000	22,425
Total			87,473
LUXEMBOURG 0.2%
Altice SA (a)
05/15/22	7.750%	12,000	12,420
Altice SA (a)(b)
02/15/25	7.625%	46,000	46,000
ArcelorMittal Senior Unsecured
02/25/22	6.750%	4,000	4,253
INEOS Group Holdings SA (a)
08/15/18	6.125%	3,000	2,895
02/15/19	5.875%	34,000	32,300
Intelsat Jackson Holdings SA
10/15/20	7.250%	83,000	87,046
Total			184,914
MEXICO 0.3%
Cemex SAB de CV Senior Secured
01/15/21	7.250%	300,000	309,750

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

NETHERLANDS 0.4%
Heineken NV Senior Unsecured (a)
04/01/22	3.400%	$325,000	$342,211
LYB International Finance BV
07/15/23	4.000%	100,000	105,655
NXP BV/Funding LLC (a)
02/15/21	5.750%	39,000	41,047
Schaeffler Finance BV Senior Secured (a)
05/15/21	4.750%	9,000	9,068
Schaeffler Holding Finance BV Senior Secured PIK (a)
08/15/18	6.875%	24,000	25,140
Total			523,121

RUSSIAN FEDERATION 0.2%
Sibur Securities Ltd. (a)
01/31/18	3.914%	300,000	248,250

UKRAINE 0.1%
MHP SA (a)
04/02/20	8.250%	250,000	157,500

UNITED KINGDOM 0.7%

Jaguar Land Rover Automotive PLC (a)
02/01/23	5.625%	43,000	46,118
Royal Bank of Scotland Group PLC Subordinated Notes
05/28/24	5.125%	44,000	46,484
Sky PLC (a)
11/26/22	3.125%	670,000	680,794
Virgin Media Finance PLC (a)
01/15/25	5.750%	16,000	16,560
Total			789,956

UNITED STATES 23.5%
ADT Corp. (The)
Senior Unsecured
03/15/20	5.250%	6,000	6,090
07/15/22	3.500%	28,000	25,340
AES Corp. (The) Senior Unsecured
07/01/21	7.375%	56,000	62,020
AMC Entertainment, Inc.
02/15/22	5.875%	16,000	16,360
AMC Networks, Inc.
07/15/21	7.750%	18,000	19,485
12/15/22	4.750%	47,000	46,765

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

UNITED STATES (CONTINUED)
APX Group, Inc. Senior Secured
12/01/19	6.375%	$46,000	$43,815
AT&T, Inc. Senior Unsecured
06/15/45	4.350%	770,000	765,392
Acadia Healthcare Co., Inc.
07/01/22	5.125%	15,000	14,738
Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	23,000	23,575
03/15/24	4.875%	33,000	33,742
Activision Blizzard, Inc. (a)
09/15/21	5.625%	70,000	74,987
Actuant Corp.
06/15/22	5.625%	36,000	37,170
Air Lease Corp. Senior Unsecured
03/01/20	4.750%	2,000	2,155
Aircastle Ltd.
Senior Unsecured
03/15/21	5.125%	24,000	24,300
02/15/22	5.500%	5,000	5,151
Alcoa, Inc. Senior Unsecured
10/01/24	5.125%	25,000	27,290
Allegion US Holding Co., Inc.
10/01/21	5.750%	27,000	28,350
Alliance Data Systems Corp. (a)
12/01/17	5.250%	25,000	25,750
04/01/20	6.375%	34,000	35,232
08/01/22	5.375%	31,000	30,767
Ally Financial, Inc.
03/15/20	8.000%	38,000	45,315
09/15/20	7.500%	89,000	105,687
Senior Unsecured
09/30/24	5.125%	12,000	12,435
American Axle & Manufacturing, Inc.
02/15/19	5.125%	12,000	12,300
11/15/19	7.750%	8,000	9,040
03/15/21	6.250%	23,000	24,524
American Builders & Contractors Supply Co., Inc. Senior Unsecured (a)
04/15/21	5.625%	44,000	44,330
Amsted Industries, Inc. (a)
03/15/22	5.000%	15,000	14,813
09/15/24	5.375%	31,000	30,070
Amsurg Corp.
11/30/20	5.625%	15,000	15,338
Amsurg Corp. (a)
07/15/22	5.625%	10,000	10,338
Ancestry.com, Inc.
12/15/20	11.000%	25,000	27,125

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

UNITED STATES (CONTINUED)
Angus Chemical Co. Senior Unsecured (a)(b)
02/15/23	8.750%	$16,000	$16,240
Antero Resources Corp. (a)
12/01/22	5.125%	33,000	31,597
Aramark Services, Inc.
03/15/20	5.750%	49,000	50,960
ArcelorMittal Senior Unsecured
03/01/21	6.000%	39,000	40,219
Asbury Automotive Group, Inc.
12/15/24	6.000%	14,000	14,490
Ashtead Capital, Inc. Secured (a)
07/15/22	6.500%	16,000	17,240
Audatex North America, Inc. (a)
06/15/21	6.000%	20,000	20,800
11/01/23	6.125%	10,000	10,425
Aviation Capital Group Corp. Senior Unsecured (a)
04/06/21	6.750%	2,000	2,250
Avis Budget Car Rental LLC/Finance, Inc.
04/01/23	5.500%	28,000	28,560
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. (a)
05/01/21	7.375%	19,000	20,188
B&G Foods, Inc.
06/01/21	4.625%	33,000	32,835
Bank of America Corp. Senior Unsecured
07/24/23	4.100%	320,000	346,794
Berkshire Hathaway Finance Corp.
05/15/42	4.400%	500,000	579,081
Berry Plastics Corp. Secured
05/15/22	5.500%	10,000	10,225
Biomet, Inc.
08/01/20	6.500%	18,000	19,193
Blue Racer Midstream LLC/Finance Corp. (a)
11/15/22	6.125%	32,000	31,680
Building Materials Corp. of America Senior Unsecured (a)
11/15/24	5.375%	36,000	36,540
CB Richard Ellis Services, Inc.
03/15/25	5.250%	47,000	49,820
CCO Holdings LLC/Capital Corp.
03/15/21	5.250%	20,000	20,150
04/30/21	6.500%	9,000	9,473
01/31/22	6.625%	36,000	38,070
09/30/22	5.250%	1,000	1,004

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

UNITED STATES (CONTINUED)
CCOH Safari LLC
12/01/22	5.500%	$16,000	$16,220
12/01/24	5.750%	46,000	46,632
CHS/Community Health Systems, Inc.
02/01/22	6.875%	71,000	75,411
Senior Secured
08/01/21	5.125%	6,000	6,233
CIT Group, Inc.
Senior Unsecured
05/15/20	5.375%	75,000	80,062
CIT Group, Inc. (a)
Senior Secured
04/01/18	6.625%	70,000	75,687
CMS Energy Corp. Senior Unsecured
03/31/43	4.700%	335,000	387,754
CNH Industrial Capital LLC Senior Unsecured (a)
07/15/19	3.375%	14,000	13,440
CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	69,000	77,280
Calpine Corp. Senior Secured (a)
01/15/22	6.000%	74,000	79,550
Capsugel SA Senior Unsecured PIK (a)
05/15/19	7.000%	5,000	5,106
Case New Holland Industrial, Inc.
12/01/17	7.875%	53,000	58,353
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%	15,000	15,225
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. (a)
06/01/24	5.375%	7,000	7,070
Celanese U.S. Holdings LLC
06/15/21	5.875%	27,000	28,957
Centene Corp. Senior Unsecured
05/15/22	4.750%	22,000	22,330
CenterPoint Energy Houston Electric LLC
04/01/44	4.500%	150,000	181,449
CenturyLink, Inc.
Senior Unsecured
03/15/22	5.800%	12,000	12,630
12/01/23	6.750%	59,000	65,859
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (a)
09/15/20	6.375%	49,000	50,960
Chesapeake Energy Corp.
08/15/20	6.625%	132,000	141,240
03/15/23	5.750%	7,000	7,245

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

UNITED STATES (CONTINUED)
Chrysler Group LLC/Co-Issuer, Inc. Secured
06/15/21	8.250%	$45,000	$50,062
Cimarex Energy Co.
06/01/24	4.375%	6,000	5,698
Cinemark USA, Inc.
12/15/22	5.125%	12,000	11,940
Clean Harbors, Inc.
08/01/20	5.250%	44,000	44,440
Clear Channel Worldwide Holdings, Inc.
Senior Unsecured
11/15/22	6.500%	22,000	22,440
11/15/22	6.500%	60,000	61,875
Colorado Interstate Gas Co. LLC
11/15/15	6.800%	1,000,000	1,040,959
Compass Minerals International, Inc. (a)
07/15/24	4.875%	30,000	29,550
ConAgra Foods, Inc. Senior Unsecured
09/15/22	3.250%	630,000	634,454
Concho Resources, Inc.
01/15/21	7.000%	73,000	76,832
Constellation Brands, Inc.
11/15/19	3.875%	7,000	7,201
11/15/24	4.750%	7,000	7,333
Senior Unsecured
05/01/21	3.750%	9,000	9,090
05/01/23	4.250%	10,000	10,250
Continental Resources, Inc.
09/15/22	5.000%	139,000	132,050
Crestwood Midstream Partners LP/Finance Corp.
12/15/20	6.000%	3,000	2,925
Crown Castle International Corp. Senior Unsecured
01/15/23	5.250%	54,000	55,350
CyrusOne LP/Finance Corp.
11/15/22	6.375%	37,000	38,295
D.R. Horton, Inc.
03/01/19	3.750%	19,000	18,929
DISH DBS Corp.
06/01/21	6.750%	52,000	56,485
07/15/22	5.875%	27,000	27,270
03/15/23	5.000%	21,000	20,633
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	88,000	93,280
Darling Ingredients, Inc.
01/15/22	5.375%	20,000	19,950
Diamond Foods, Inc. (a)
03/15/19	7.000%	15,000	15,150

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

UNITED STATES (CONTINUED)
Diamondback Energy, Inc.
10/01/21	7.625%	$7,000	$7,175
DigitalGlobe, Inc. (a)
02/01/21	5.250%	14,000	13,444
Dominion Resources, Inc. Senior Unsecured
09/15/42	4.050%	170,000	180,825
Dow Chemical Co. (The) Senior Unsecured
10/01/44	4.625%	50,000	54,031
DuPont Fabros Technology LP
09/15/21	5.875%	5,000	5,188
Duke Energy Corp. Senior Unsecured
08/15/22	3.050%	155,000	161,581
E*TRADE Financial Corp. Senior Unsecured
11/15/22	5.375%	25,000	26,250
EP Energy LLC/Everest Acquisition Finance, Inc.
05/01/20	9.375%	37,000	37,277
09/01/22	7.750%	6,000	5,693
ERAC U.S.A. Finance LLC (a)
03/15/42	5.625%	480,000	586,896
Eco Services Operations LLC/Finance Corp. Senior Unsecured (a)
11/01/22	8.500%	10,000	10,050
Endo Finance LLC/Finco, Inc. (a)
02/01/25	6.000%	34,000	34,744
Entegris, Inc. (a)
04/01/22	6.000%	21,000	21,210
Enterprise Products Operating LLC
03/15/23	3.350%	335,000	342,581
02/15/45	5.100%	250,000	285,298
Equinix, Inc. Senior Unsecured
01/01/22	5.375%	32,000	33,120
FTI Consulting, Inc.
11/15/22	6.000%	11,000	11,564
First Data Corp.
01/15/21	12.625%	33,000	39,146
First Data Corp. (a)
Senior Secured
06/15/19	7.375%	68,000	71,230
Five Corners Funding Trust Senior Unsecured (a)
11/15/23	4.419%	195,000	214,166
Florida East Coast Holdings Corp. Senior Secured (a)
05/01/19	6.750%	16,000	15,800
Fresenius Medical Care U.S. Finance II, Inc. (a)
07/31/19	5.625%	14,000	15,228

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

UNITED STATES (CONTINUED)
01/31/22	5.875%	$11,000	$12,279
10/15/24	4.750%	14,000	14,735
Fresenius Medical Care U.S. Finance, Inc. (a)
09/15/18	6.500%	9,000	9,945
Frontier Communications Corp.
Senior Unsecured
07/01/21	9.250%	10,000	11,542
09/15/21	6.250%	3,000	3,090
04/15/22	8.750%	15,000	17,025
01/15/23	7.125%	18,000	18,675
01/15/25	6.875%	48,000	48,660
GLP Capital LP/Financing II, Inc.
11/01/20	4.875%	17,000	17,510
11/01/23	5.375%	23,000	23,920
Gannett Co., Inc.
10/15/23	6.375%	4,000	4,260
Gannett Co., Inc. (a)
09/15/21	4.875%	10,000	10,000
09/15/24	5.500%	11,000	11,110
Gates Global LLC/Co. (a)
07/15/22	6.000%	37,000	34,687
General Electric Capital Corp. Senior Unsecured
05/15/24	3.450%	380,000	408,436
General Motors Co. Senior Unsecured
10/02/23	4.875%	71,000	77,463
General Motors Financial Co, Inc.
01/15/25	4.000%	9,000	9,197
General Motors Financial Co., Inc.
09/25/21	4.375%	7,000	7,420
Gibraltar Industries, Inc.
02/01/21	6.250%	9,000	9,180
Graphic Packaging International, Inc.
04/15/21	4.750%	29,000	29,797
Group 1 Automotive, Inc. (a)
06/01/22	5.000%	8,000	7,900
H&E Equipment Services, Inc.
09/01/22	7.000%	24,000	22,860
HCA Holdings, Inc. Senior Unsecured
02/15/21	6.250%	33,000	35,805
HCA, Inc.
05/01/23	5.875%	102,000	110,670
02/01/25	5.375%	13,000	13,358
Senior Secured
04/15/25	5.250%	33,000	35,970
HD Supply, Inc.
07/15/20	7.500%	24,000	25,140
HD Supply, Inc. (a)
Senior Secured
12/15/21	5.250%	18,000	18,540

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

UNITED STATES (CONTINUED)
HUB International Ltd. Senior Unsecured (a)
10/01/21	7.875%	$53,000	$53,000
Hertz Corp. (The)
01/15/21	7.375%	5,000	5,275
Hiland Partners LP/Finance Corp. (a)
10/01/20	7.250%	78,000	83,850
Hilcorp Energy I LP/Finance Co. Senior Unsecured (a)
12/01/24	5.000%	14,000	12,600
Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	51,000	53,805
Huntington Ingalls Industries, Inc. (a)
12/15/21	5.000%	11,000	11,413
Huntsman International LLC
11/15/20	4.875%	44,000	44,165
IHS, Inc. (a)
11/01/22	5.000%	15,000	15,122
IMS Health, Inc. Senior Unsecured (a)
11/01/20	6.000%	33,000	34,361
Icahn Enterprises LP/Finance Corp.
08/01/20	6.000%	11,000	11,507
02/01/22	5.875%	29,000	29,652
Indiana Michigan Power Co. Senior Unsecured
03/15/23	3.200%	1,070,000	1,114,319
International Lease Finance Corp.
Senior Unsecured
04/15/18	3.875%	6,000	6,068
12/15/20	8.250%	72,000	88,380
Ipalco Enterprises, Inc. Senior Secured
05/01/18	5.000%	60,000	63,900
JM Huber Corp. Senior Unsecured (a)
11/01/19	9.875%	80,000	87,000
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (a)
12/01/19	9.500%	16,000	17,120
Kinder Morgan Energy Partners LP
09/01/22	3.950%	1,050,000	1,072,164
Kinder Morgan, Inc.
09/15/20	6.500%	111,000	128,148
L Brands, Inc.
04/01/21	6.625%	49,000	55,370
L-3 Communications Corp.
02/15/21	4.950%	435,000	482,450
Lamar Media Corp.
02/01/22	5.875%	18,000	18,720

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

UNITED STATES (CONTINUED)
01/15/24	5.375%	$15,000	$15,525
Laredo Petroleum, Inc.
02/15/19	9.500%	30,000	30,000
01/15/22	5.625%	21,000	18,585
05/01/22	7.375%	67,000	64,152
Level 3 Communications, Inc. Senior Unsecured (a)
12/01/22	5.750%	21,000	21,158
Level 3 Financing, Inc.
01/15/21	6.125%	13,000	13,488
Level 3 Financing, Inc. (a)
08/15/22	5.375%	75,000	76,125
02/01/23	5.625%	19,000	19,285
Liberty Mutual Group, Inc. (a)
05/01/22	4.950%	355,000	395,353
06/15/23	4.250%	500,000	535,415
LifePoint Hospitals, Inc.
12/01/21	5.500%	34,000	35,742
Loews Corp. Senior Unsecured
05/15/23	2.625%	280,000	273,764
MGM Resorts International
10/01/20	6.750%	12,000	12,690
12/15/21	6.625%	50,000	52,500
03/15/23	6.000%	37,000	37,370
MSCI, Inc. (a)
11/15/24	5.250%	29,000	30,232
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	73,000	76,832
02/15/23	5.500%	39,000	40,121
07/15/23	4.500%	9,000	8,910
Markwest Energy Partners LP/Finance Corp.
12/01/24	4.875%	52,000	52,260
Mediacom Broadband LLC/Corp.
04/15/21	5.500%	3,000	3,008
Meritage Homes Corp.
03/01/18	4.500%	12,000	11,940
04/15/20	7.150%	3,000	3,210
04/01/22	7.000%	36,000	37,980
NBCUniversal Media LLC
01/15/43	4.450%	410,000	471,434
NCR Corp.
12/15/21	5.875%	6,000	6,195
12/15/23	6.375%	7,000	7,315
NRG Energy, Inc.
07/15/22	6.250%	35,000	35,962
NRG Yield Operating LLC (a)
08/15/24	5.375%	25,000	25,875
Navient Corp.
Senior Unsecured
01/15/19	5.500%	7,000	7,242
10/26/20	5.000%	3,000	2,996
01/25/22	7.250%	24,000	26,100
03/25/24	6.125%	24,000	23,400

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

UNITED STATES (CONTINUED)
10/25/24	5.875%	$41,000	$38,745
Nielsen Finance Co. SARL (The) (a)
10/01/21	5.500%	24,000	24,660
Nielsen Finance LLC/Co.
10/01/20	4.500%	59,000	59,147
Nielsen Finance LLC/Co. (a)
04/15/22	5.000%	13,000	13,033
Nortek, Inc.
04/15/21	8.500%	32,000	34,000
Northwest Pipeline LLC Senior Unsecured
04/15/17	5.950%	460,000	499,765
Nuance Communications, Inc. (a)
08/15/20	5.375%	54,000	54,405
Oasis Petroleum, Inc.
03/15/22	6.875%	49,000	45,111
01/15/23	6.875%	56,000	51,240
Omnicare, Inc.
Senior Unsecured
12/01/22	4.750%	16,000	16,560
12/01/24	5.000%	6,000	6,240
OneMain Financial Holdings, Inc. (a)
12/15/19	6.750%	28,000	28,980
12/15/21	7.250%	49,000	50,592
Outfront Media Capital LLC/Corp. (a)
02/15/22	5.250%	4,000	4,140
02/15/24	5.625%	15,000	15,675
03/15/25	5.875%	37,000	38,295
PPL Capital Funding, Inc.
06/01/23	3.400%	885,000	922,858
PQ Corp. Secured (a)
05/01/18	8.750%	64,000	65,280
PSPC Escrow Corp. Senior Unsecured (a)(b)
02/01/22	6.500%	45,000	45,900
Parsley Energy LLC/Finance Corp. Senior Unsecured (a)
02/15/22	7.500%	36,000	35,640
Penn National Gaming, Inc. Senior Unsecured
11/01/21	5.875%	21,000	20,475
Penske Automotive Group, Inc.
10/01/22	5.750%	22,000	22,880
12/01/24	5.375%	21,000	21,368
Physio-Control International, Inc. Senior Secured (a)
01/15/19	9.875%	30,000	32,025
Pinnacle Entertainment, Inc.
08/01/21	6.375%	19,000	19,475
Pinnacle Foods Finance LLC/Corp.
05/01/21	4.875%	39,000	38,512

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

UNITED STATES (CONTINUED)
Post Holdings, Inc. (a)
12/15/22	6.000%	$12,000	$11,460
Progress Energy, Inc. Senior Unsecured
04/01/22	3.150%	1,325,000	1,384,686
Provident Funding Associates LP/Finance Corp. (a)
06/15/21	6.750%	49,000	46,795
Qualitytech LP/Finance Corp. (a)
08/01/22	5.875%	15,000	15,188
RSP Permian, Inc. (a)
10/01/22	6.625%	10,000	9,938
Range Resources Corp.
03/15/23	5.000%	38,000	37,430
Regency Energy Partners LP/Finance Corp.
07/15/21	6.500%	24,000	25,440
03/01/22	5.875%	38,000	41,610
10/01/22	5.000%	7,000	7,315
04/15/23	5.500%	17,000	17,765
11/01/23	4.500%	15,000	15,150
Reynolds Group Issuer, Inc./LLC Senior Secured
08/15/19	7.875%	83,000	87,669
SBA Communications Corp. Senior Unsecured (a)
07/15/22	4.875%	31,000	30,147
SBA Telecommunications, Inc.
07/15/20	5.750%	25,000	25,813
SM Energy Co.
Senior Unsecured
01/15/24	5.000%	2,000	1,795
SM Energy Co. (a)
Senior Unsecured
11/15/22	6.125%	19,000	18,335
STHI Holding Corp. Secured (a)
03/15/18	8.000%	51,000	53,295
Salix Pharmaceuticals Ltd. (a)
01/15/21	6.000%	11,000	11,715
Sally Holdings LLC/Capital, Inc.
11/15/19	6.875%	26,000	27,593
Scientific Games International, Inc. (a)
12/01/22	10.000%	51,000	46,665
Senior Secured
01/01/22	7.000%	46,000	46,517
Sealed Air Corp. (a)
09/15/21	8.375%	21,000	23,573
Sempra Energy Senior Unsecured
12/01/23	4.050%	180,000	198,672

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

UNITED STATES (CONTINUED)
Serta Simmons Holdings LLC Senior Unsecured (a)
10/01/20	8.125%	$19,000	$20,306
Service Corp. International Senior Unsecured
01/15/22	5.375%	19,000	19,665
Southern Natural Gas Co. LLC Senior Unsecured (a)
04/01/17	5.900%	2,131,000	2,298,582
Spectrum Brands, Inc.
11/15/20	6.375%	45,000	47,475
11/15/22	6.625%	32,000	34,160
Springleaf Finance Corp.
12/15/17	6.900%	60,000	64,275
06/01/20	6.000%	4,000	4,020
Springs Industries, Inc. Senior Secured
06/01/21	6.250%	44,000	42,240
Sprint Communications, Inc. (a)
11/15/18	9.000%	37,000	42,827
03/01/20	7.000%	37,000	40,330
Sprint Corp.
09/15/21	7.250%	5,000	4,993
06/15/24	7.125%	34,000	33,065
Standard Pacific Corp.
12/15/21	6.250%	14,000	14,280
11/15/24	5.875%	8,000	7,940
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	54,000	60,210
T-Mobile USA, Inc.
04/28/20	6.542%	9,000	9,323
04/28/21	6.633%	26,000	26,995
01/15/22	6.125%	11,000	11,316
04/28/22	6.731%	10,000	10,363
03/01/23	6.000%	38,000	38,855
04/01/23	6.625%	4,000	4,150
04/28/23	6.836%	9,000	9,383
01/15/24	6.500%	11,000	11,413
03/01/25	6.375%	19,000	19,333
TRI Pointe Holdings, Inc. Senior Unsecured (a)
06/15/19	4.375%	7,000	6,668
Targa Resources Partners LP/Finance Corp.
05/01/23	5.250%	2,000	1,990
11/15/23	4.250%	22,000	20,570
Targa Resources Partners LP/Finance Corp. (a)
01/15/18	5.000%	36,000	36,713
11/15/19	4.125%	13,000	12,675
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/20	7.750%	44,000	45,980
03/01/24	5.625%	2,000	1,860
Teleflex, Inc. (a)
06/15/24	5.250%	2,000	2,020

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

UNITED STATES (CONTINUED)
Tempur Sealy International, Inc.
12/15/20	6.875%	$30,000	$32,175
Tenet Healthcare Corp.
Senior Secured
06/01/20	4.750%	31,000	31,697
10/01/20	6.000%	37,000	40,052
Tenet Healthcare Corp. (a)
Senior Unsecured
03/01/19	5.500%	55,000	55,894
Tenneco, Inc.
12/15/24	5.375%	8,000	8,320
TerraForm Power Operating LLC (a)
02/01/23	5.875%	20,000	20,425
Tesoro Logistics LP/Finance Corp. (a)
Senior Unsecured
10/15/19	5.500%	7,000	7,096
10/15/22	6.250%	22,000	22,330
Time Warner Cable, Inc.
09/15/42	4.500%	385,000	410,592
TransDigm, Inc.
10/15/20	5.500%	31,000	30,419
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
04/15/16	6.400%	2,255,000	2,403,293
USG Corp. (a)
11/01/21	5.875%	9,000	9,338
United Rentals North America, Inc.
05/15/20	7.375%	41,000	44,126
04/15/22	7.625%	21,000	23,096
06/15/23	6.125%	4,000	4,155
Secured
07/15/18	5.750%	49,000	50,592
Universal Health Services, Inc. Senior Secured (a)
08/01/22	4.750%	39,000	40,024
Univision Communications, Inc. (a)
Senior Secured
09/15/22	6.750%	68,000	73,950
05/15/23	5.125%	38,000	39,425
Vail Resorts, Inc.
05/01/19	6.500%	42,000	43,520
Valeant Pharmaceuticals International, Inc. (a)
10/15/20	6.375%	35,000	37,012
VeriSign, Inc. Senior Unsecured
05/01/23	4.625%	14,000	13,913
Verizon Communications, Inc. Senior Unsecured
11/01/42	3.850%	825,000	785,219
Virgin Media Secured Finance PLC Senior Secured (a)
04/15/21	5.375%	16,000	16,640

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

UNITED STATES (CONTINUED)
WR Grace & Co. (a)
10/01/21	5.125%	$14,000	$14,560
10/01/24	5.625%	11,000	11,798
WhiteWave Foods Co. (The)
10/01/22	5.375%	26,000	27,430
Whiting Petroleum Corp.
03/15/21	5.750%	41,000	39,001
Windstream Corp.
08/01/23	6.375%	23,000	21,189
Yum! Brands, Inc. Senior Unsecured
11/01/23	3.875%	270,000	283,465
Zayo Group LLC/Capital, Inc.
Senior Secured
01/01/20	8.125%	40,000	42,400
Zayo Group LLC/Capital, Inc. (a)
04/01/23	6.000%	45,000	45,225
Zebra Technologies Corp. Senior Unsecured (a)
10/15/22	7.250%	33,000	35,392
iHeartCommunications, Inc. Senior Secured
09/15/22	9.000%	51,000	49,342
iStar Financial, Inc Senior Unsecured
07/01/19	5.000%	21,000	20,633
Total			28,484,261

Total Corporate Bonds & Notes (Cost: $30,990,094)			$32,420,379

Residential Mortgage-Backed Securities - Agency 2.1%
UNITED STATES 2.1%
Federal Home Loan Mortgage Corp.(c)
09/01/2017-08/01/2033	6.500%	117,543	133,757
Federal National Mortgage Association (c)
04/01/17	6.500%	32,378	33,586
05/01/32-11/01/32	7.500%	271,523	326,239
03/01/33	5.500%	219,666	247,973
06/01/33	5.000%	305,721	343,067
Federal National Mortgage Association (c)(d)
04/01/33	6.000%	148,030	169,307
06/01/33-01/01/37	5.500%	615,796	701,847
09/01/40	4.500%	247,813	273,587

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

UNITED STATES (CONTINUED)
Government National Mortgage Association (c)
10/15/33	5.500%	$330,431	$376,687
Total			2,606,050
Total Residential Mortgage-Backed Securities - Agency (Cost: $2,325,646)			$2,606,050

Residential Mortgage-Backed Securities - Non-Agency 0.5%

UNITED STATES 0.5%
Citigroup Mortgage Loan Trust, Inc. CMO Series 2013-2 Class 1A3 (a)(c)(e)
11/25/37	2.610%	630,266	619,533

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $640,779)			$619,533

Commercial Mortgage-Backed Securities - Agency 3.3%

UNITED STATES 3.3%
Government National Mortgage Association (c)
Series 2013-13 Class AC
04/16/46	1.700%	2,018,257	1,923,635
Series 2013-33 Class AC
05/16/46	1.744%	2,195,771	2,133,791

Total			4,057,426

Total Commercial Mortgage-Backed Securities - Agency (Cost: $4,181,551)			$4,057,426

Commercial Mortgage-Backed Securities - Non-Agency 3.2%

UNITED STATES 3.2%
Banc of America Merrill Lynch Re-Remic Trust Series 2014-FRR7 Class A (a)(c)(e)
10/26/44	2.418%	600,000	588,010
Extended Stay America Trust Series 2013-ESH5 Class A25 (a)(c)
12/05/31	1.830%	1,000,000	998,331
General Electric Capital Assurance Co. Series 2003-1 Class A4 (a)(c)(e)
05/12/35	5.254%	32,790	33,254
JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-LDP3 Class ASB (c)(e)
08/15/42	4.893%	97,612	98,204

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

UNITED STATES (CONTINUED)
ORES NPL LLC (a)(c)
Series 2013-LV2 Class A
09/25/25	3.081%	$1,582,152	$1,582,152
Series 2014-LV3 Class A
03/27/24	3.000%	545,551	545,558
Total			3,845,509

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $3,848,915)			$3,845,509

Asset-Backed Securities - Non-Agency 4.3%

BERMUDA 0.7%
Cronos Containers Program I Ltd. Series 2013-1A Class A (a)
04/18/28	3.080%	825,000	831,662

CAYMAN ISLANDS 0.8%
Octagon Investment Partners XXI Ltd. Series 2014-1A Class A1B (a)(e)
11/14/26	1.556%	975,000	972,144

UNITED STATES 2.8%
CLI Funding V LLC Series 2013-1A (a)
03/18/28	2.830%	490,000	488,941
Centre Point Funding LLC Series 2012-2A Class 1 (a)
08/20/21	2.610%	437,584	438,081
New York Mortgage Trust Residential LLC (a)(e)
Series 2013-RP2A Class A
09/25/18	4.600%	367,898	372,870
New York Mortgage Trust Residential LLC (a)(e)(f)
Series 2013-RP1A Class A
07/25/18	4.250%	416,084	417,956
SBA Tower Trust (a)
04/16/18	2.240%	900,000	897,355
SpringCastle America Funding LLC Series 2014-AA Class A (a)
05/25/23	2.700%	397,003	397,241
TAL Advantage V LLC Series 2013-1A Class A (a)
02/22/38	2.830%	424,375	425,267
Total			3,437,711

Total Asset-Backed Securities - Non-Agency (Cost: $5,243,607)			$5,241,517

Issuer	Coupon Rate		Principal Amount	Value

Inflation-Indexed Bonds(g) 3.2%

ITALY 1.3%
Italy Buoni Poliennali Del Tesoro
09/15/41	2.550%	EUR	$1,085,430	$1,546,990

UNITED STATES 1.9%
U.S. Treasury Inflation-Indexed Bond
02/15/43	0.625%		2,260,104	2,313,781

Total Inflation-Indexed Bonds (Cost: $3,534,538)				$3,860,771

U.S. Treasury Obligations 3.4%

UNITED STATES 3.4%
U.S. Treasury
11/15/23	2.750%		135,000	147,487
08/15/24	2.375%		350,000	371,766
02/15/42	3.125%		275,000	325,381
05/15/42	3.000%		680,000	786,303
11/15/42	2.750%		965,000	1,061,048
02/15/43	3.125%		225,000	265,939
05/15/43	2.875%		720,000	811,350
02/15/44	3.625%		290,000	375,369
Total				4,144,643

Total U.S. Treasury Obligations (Cost: $3,498,090)				$4,144,643

Foreign Government Obligations(g)(h) 44.8%

ARGENTINA 0.2%
Argentina Bonar Bonds
04/17/17	7.000%		194,000	186,725

AUSTRALIA 2.5%
Australia Government Bond Senior Unsecured
10/21/19	2.750%	AUD	3,800,000	3,054,000

BRAZIL 2.7%
Banco Nacional de Desenvolvimento Economico e Social Senior Unsecured (a)
06/10/19	6.500%		210,000	226,800
Brazil Notas do Tesouro Nacional Senior Notes
01/01/17	10.000%	BRL	6,558,000	2,368,467
Brazilian Government International Bond Senior Unsecured
01/07/41	5.625%		270,000	286,370

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (g)(h) (continued)

BRAZIL (CONTINUED)
Petrobras International Finance Co. SA
01/27/21	5.375%		$420,000	$376,058
Total				3,257,695

COLOMBIA 2.0%
Colombia Government International Bond Senior Unsecured
01/18/41	6.125%		235,000	282,974
Corporación Andina de Fomento
06/15/22	4.375%		432,000	478,357
Empresas Publicas de Medellin ESP Senior Unsecured (a)
09/10/24	7.625%	COP	3,995,000,000	1,644,172
Total				2,405,503

CROATIA 0.3%
Croatia Government International Bond Senior Unsecured (a)
01/26/24	6.000%		300,000	329,025

DOMINICAN REPUBLIC 0.7%
Dominican Republic International Bond Senior Unsecured (a)
04/20/27	8.625%		700,000	826,000

EL SALVADOR 0.2%
El Salvador Government International Bond (a)
01/18/27	6.375%		250,000	256,250

GEORGIA 0.3%
Georgian Railway JSC Senior Unsecured (a)
07/11/22	7.750%		300,000	315,750

GHANA 0.3%
Republic of Ghana (a)
01/18/26	8.125%		400,000	346,000

GUATEMALA 0.6%
Guatemala Government Bond Senior Unsecured (a)
06/06/22	5.750%		600,000	669,000

HUNGARY 0.9%
Hungary Government International Bond
Senior Unsecured
03/25/24	5.375%		400,000	453,500

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (g)(h) (continued)

HUNGARY (CONTINUED)
03/29/41	7.625%		$450,000	$666,000
Total				1,119,500

INDONESIA 4.0%
Indonesia Government International Bond (a)
Senior Unsecured
01/17/18	6.875%		500,000	566,145
10/12/35	8.500%		190,000	277,400
01/17/38	7.750%		140,000	192,850
Indonesia Treasury Bond
Senior Unsecured
05/15/16	10.750%	IDR	3,620,000,000	301,059
11/15/20	11.000%	IDR	10,840,000,000	1,017,039
07/15/22	10.250%	IDR	8,394,000,000	784,567
03/15/29	9.000%	IDR	10,920,000,000	995,666
PT Pertamina Persero Senior Unsecured
05/20/23	4.300%		700,000	694,750
Total				4,829,476

ITALY 0.4%
Italy Buoni Poliennali Del Tesoro
11/01/26	7.250%	EUR	283	503
Italy Buoni Poliennali Del Tesoro (a)
09/01/44	4.750%	EUR	280,000	451,987
Total				452,490

KAZAKHSTAN 0.2%
KazMunayGas National Co. JSC Senior Unsecured (a)
07/02/18	9.125%		250,000	271,250

LITHUANIA 0.7%
Lithuania Government International Bond
Senior Unsecured
02/07/18	4.850%	EUR	470,000	603,696
Lithuania Government International Bond (a)
Senior Unsecured
09/14/17	5.125%		210,000	229,101
Total				832,797

MALAYSIA 2.4%
Malaysia Government Bond Senior Unsecured
03/31/20	3.492%	MYR	6,920,000	1,885,732
Petronas Capital Ltd. (a)
08/12/19	5.250%		970,000	1,083,902
Total				2,969,634

MEXICO 4.3%
Mexican Bonos

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (g)(h) (continued)

MEXICO (CONTINUED)
12/07/23	8.000%	MXN	$7,000,000	$557,199
05/31/29	8.500%	MXN	5,200,000	444,650
Senior Unsecured
11/23/34	7.750%	MXN	40,400,000	3,319,864
Mexico Government International Bond Senior Unsecured
09/27/34	6.750%		270,000	365,175
Petroleos Mexicanos
01/24/22	4.875%		500,000	521,500
Total				5,208,388

NEW ZEALAND 2.9%
New Zealand Government Bond
Senior Unsecured
03/15/19	5.000%	NZD	2,150,000	1,675,137
04/15/23	5.500%	NZD	2,240,000	1,898,826
Total				3,573,963

PANAMA 0.2%
Ena Norte Trust Pass-Through Certificates (a)
04/25/23	4.950%		224,279	227,643

PARAGUAY 0.1%
Republic of Paraguay (a)
08/11/44	6.100%		150,000	165,375

PERU 1.8%
Corporacion Financiera de Desarrollo SA Subordinated Notes (a)(e)
07/15/29	5.250%		300,000	310,500
Peruvian Government International Bond
Senior Unsecured
07/21/25	7.350%		150,000	203,625
08/12/26	8.200%	PEN	4,030,000	1,621,090
Total				2,135,215

PHILIPPINES 0.3%
Power Sector Assets & Liabilities Management Corp. Government Guaranteed (a)
05/27/19	7.250%		290,000	346,913

POLAND 1.3%
Poland Government Bond
10/25/21	5.750%	PLN	4,750,000	1,602,848

PORTUGAL 4.6%
Portugal Obrigacoes do Tesouro OT (a)
Senior Unsecured

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (g)(h) (continued)

PORTUGAL (CONTINUED)
06/14/19	4.750%	EUR	$1,650,000	$2,126,909
04/15/21	3.850%	EUR	1,450,000	1,822,533
02/15/24	5.650%	EUR	1,149,000	1,635,790
Total				5,585,232

ROMANIA 0.4%
Romanian Government International Bond Senior Unsecured (a)
01/22/24	4.875%		450,000	504,000

RUSSIAN FEDERATION 1.0%
AK Transneft OJSC Via TransCapitalInvest Ltd. Senior Unsecured (a)
08/07/18	8.700%		100,000	100,901
Gazprom OAO Via Gaz Capital SA (a)
Senior Unsecured
11/22/16	6.212%		100,000	97,750
03/07/22	6.510%		550,000	470,338
08/16/37	7.288%		230,000	196,719
Russian Foreign Bond - Eurobond Senior Unsecured (e)
03/31/30	7.500%		327,500	329,333
Total				1,195,041

SERBIA 0.2%
Republic of Serbia (a)
12/03/18	5.875%		200,000	212,000

SOUTH KOREA 0.5%
Export-Import Bank of Korea Senior Unsecured
04/11/22	5.000%		500,000	579,940

SPAIN 2.7%
Spain Government Bond
Senior Unsecured
01/31/22	5.850%	EUR	920,000	1,367,531
Spain Government Bond (a)
10/31/44	5.150%	EUR	1,060,000	1,856,649
Total				3,224,180

SWEDEN 1.0%
Sweden Government Bond
08/12/17	3.750%	SEK	4,530,000	600,810
06/01/22	3.500%	SEK	4,000,000	592,642
Total				1,193,452

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (g)(h) (continued)

THAILAND 0.7%
Thailand Government Bond Senior Unsecured
03/13/18	5.125%	THB	$26,490,000	$877,891

TRINIDAD AND TOBAGO 0.4%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured (a)
08/14/19	9.750%		450,000	524,250

TURKEY 2.0%
Export Credit Bank of Turkey Senior Unsecured (a)
09/23/21	5.000%		600,000	613,500
Turkey Government International Bond
Senior Unsecured
02/16/17	5.500%	EUR	480,000	589,860
03/17/36	6.875%		940,000	1,214,950
Total				2,418,310

UNITED KINGDOM 1.3%
United Kingdom Gilt
12/07/38	4.750%	GBP	684,000	1,576,702

VENEZUELA 0.4%
Petroleos de Venezuela SA
04/12/17	5.250%		590,000	218,551
Venezuela Government International Bond
Senior Unsecured
02/26/16	5.750%		20,000	11,450
05/07/23	9.000%		931,000	309,557
Total				539,558

ZAMBIA 0.3%
Zambia Government International Bond Senior Unsecured (a)
04/14/24	8.500%		400,000	422,080

Total Foreign Government Obligations (Cost: $57,611,412)				$54,234,076

Borrower	Weighted Average Coupon		Principal Amount	Value

Senior Loans 0.1%

CANADA —%
Four Seasons Holdings, Inc. 2nd Lien Term Loan (e)(i)
12/27/20	6.250%		6,000	5,963

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

UNITED STATES 0.1%
Applied Systems, Inc. 1st Lien Term Loan (e)(i)
01/25/21	4.250%	$1,980	$1,963
Axalta Coating Systems Dutch Holding B BV Tranche B Term Loan (e)(i)
02/01/20	3.750%	8,474	8,294
CHS/Community Health Systems, Inc. Tranche D Term Loan (e)(i)
01/27/21	4.250%	6,930	6,922
PQ Corp. Term Loan (e)(i)
08/07/17	4.000%	25,585	25,162
Rite Aid Corp. 2nd Lien Tranche 1 Term Loan (e)(i)
08/21/20	5.750%	34,000	34,064
TIBCO Software, Inc. Term Loan (b)(e)(i)
12/04/20	6.500%	28,000	27,321
U.S. Renal Care, Inc. 1st Lien Tranche B-2 Term Loan (e)(i)
07/03/19	4.250%	7,900	7,781
Total			111,507

Total Senior Loans (Cost: $117,891)			$117,470

	Shares	Value

Money Market Funds 5.6%

Columbia Short-Term Cash Fund, 0.118% (j)(k)	6,768,537	$6,768,537

Total Money Market Funds (Cost: $6,768,537)		$6,768,537

Total Investments
(Cost: $118,761,060) (l)		$117,915,911(m)
Other Assets & Liabilities, Net		3,249,465
Net Assets		$121,165,376

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at January 31, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays Bank PLC	02/27/2015	8,260,000	6,589,069	167,976	—
			AUD	USD
Barclays Bank PLC	02/27/2015	4,175,000	4,843,697	125,014	—
			EUR	USD
Barclays Bank PLC	02/27/2015	6,516,975	8,260,000	—	(95,882)
			USD	AUD
Barclays Bank PLC	02/27/2015	4,898,171	4,230,000	—	(117,326)
			USD	EUR
Citigroup Global Markets Inc.	02/12/2015	2,971,000	2,403,985	92,318	—
			AUD	USD
Citigroup Global Markets Inc.	02/12/2015	4,100,000,000	1,716,199	37,364	—
			COP	USD
Citigroup Global Markets Inc.	02/12/2015	39,690,000,000	3,175,708	53,812	—
			IDR	USD
Citigroup Global Markets Inc.	02/12/2015	534,000	224,778	6,896	—
			TRY	USD
Citigroup Global Markets Inc.	02/12/2015	334,183	2,200,000	5	—
			USD	DKK
Citigroup Global Markets Inc.	02/27/2015	26,910,716	20,257,998	722,596	—
			NZD	USD
Credit Suisse Securities (USA) L.L.C.	02/27/2015	12,655,000	14,573,614	270,636	—
			EUR	USD
Credit Suisse Securities (USA) L.L.C.	02/27/2015	5,615,000	8,500,654	44,598	—
			GBP	USD
Credit Suisse Securities (USA) L.L.C.	02/27/2015	2,585,600,000	21,893,285	—	(130,101)
			JPY	USD
Credit Suisse Securities (USA) L.L.C.	02/27/2015	8,949,577	11,510,000	—	(2,025)
			USD	AUD
Credit Suisse Securities (USA) L.L.C.	02/27/2015	178,268	230,000	528	—
			USD	AUD
Credit Suisse Securities (USA) L.L.C.	02/27/2015	14,711,712	12,655,000	—	(408,734)
			USD	EUR
Credit Suisse Securities (USA) L.L.C.	02/27/2015	19,562,988	2,303,000,000	53,294	—
			USD	JPY
Deutsche Bank	02/12/2015	1,730,458,000	1,605,546	27,668	—
			KRW	USD
Deutsche Bank	02/12/2015	4,880,000	1,307,890	—	(9,239)
			PLN	USD
Deutsche Bank	02/12/2015	29,250,000	897,790	4,507	—
			THB	USD
Deutsche Bank	02/12/2015	1,574,360	1,730,458,000	3,518	—
			USD	KRW

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Deutsche Bank	02/12/2015	230,044	534,000	—	(12,161)
			USD	TRY
Deutsche Bank	02/27/2015	933,000,000	7,900,542	—	(46,480)
			JPY	USD
Deutsche Bank	02/27/2015	30,415,235	3,585,000,000	120,748	—
			USD	JPY
Deutsche Bank	02/27/2015	2,411,678	5,700,000	—	(93,206)
			USD	TRY
Goldman, Sachs & Co.	02/12/2015	57,900,000	3,960,681	100,191	—
			MXN	USD
Goldman, Sachs & Co.	02/12/2015	8,166,000	1,006,791	19,796	—
			SEK	USD
Goldman, Sachs & Co.	02/12/2015	303,763	3,548,000	512	—
			USD	ZAR
Goldman, Sachs & Co.	02/27/2015	14,470,000	16,354,428	99	—
			EUR	USD
Goldman, Sachs & Co.	02/27/2015	1,720,000,000	14,708,508	58,050	—
			JPY	USD
Goldman, Sachs & Co.	02/27/2015	159,860,000	10,852,793	204,300	—
			MXN	USD
Goldman, Sachs & Co.	02/27/2015	12,146,789	10,527,000	—	(248,927)
			USD	EUR
Goldman, Sachs & Co.	02/27/2015	143,914	128,000	754	—
			USD	EUR
Goldman, Sachs & Co.	02/27/2015	17,085,208	249,582,676	—	(460,164)
			USD	MXN
Goldman, Sachs & Co.	02/27/2015	14,757,362	1,720,000,000	—	(106,904)
			USD	JPY
HSBC Securities (USA), Inc.	02/12/2015	13,952,697	1,668,545,000	257,400	—
			USD	JPY
J.P. Morgan Securities, Inc.	02/12/2015	6,400,000	2,476,780	97,170	—
			BRL	USD
J.P. Morgan Securities, Inc.	02/12/2015	726,000	842,125	21,684	—
			EUR	USD
J.P. Morgan Securities, Inc.	02/12/2015	6,000,000	1,662,741	11,115	—
			MYR	USD
J.P. Morgan Securities, Inc.	02/12/2015	8,255,453	7,001,000	—	(343,738)
			USD	EUR
J.P. Morgan Securities, Inc.	02/27/2015	3,112,000	3,670,137	152,882	—
			EUR	USD
J.P. Morgan Securities, Inc.	02/27/2015	3,676,603	3,112,000	—	(159,349)
			USD	EUR
Standard Chartered Bank	02/12/2015	2,448,438	1,624,000	—	(2,503)
			USD	GBP
Standard Chartered Bank	02/17/2015	5,048,000	1,675,816	31,010	—
			PEN	USD
Standard Chartered Bank	02/27/2015	2,467,516	5,811,000,000	—	(91,601)
			USD	COP
State Street Bank & Trust Company	02/12/2015	1,031,390	1,220,000	—	(71,409)
			USD	CAD
State Street Bank & Trust Company	02/27/2015	12,732,052	15,905,000	—	(219,504)
			USD	CAD
UBS Securities	02/12/2015	4,945,000	3,835,192	240,454	—
			NZD	USD
UBS Securities	02/27/2015	2,946,000	2,394,022	76,388	—
			CAD	USD
UBS Securities	02/27/2015	2,438,257	2,946,000	—	(120,623)
			USD	CAD
Total				3,003,283	(2,739,876)

Futures Contracts Outstanding at January 31, 2015

At January 31, 2015, securities totaling $883,830 were pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO-BTP (ITALY GOVT)	27	EUR	4,216,176	03/2015	118,370	—
US 10YR NOTE	5	USD	654,375	03/2015	3,899	—
US 2YR NOTE	8	USD	1,758,125	03/2015	7,003	—
US 5YR NOTE	94	USD	11,406,313	03/2015	248,899	—
Total			18,034,989		378,171	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO BUXL 30YR BOND	(20)	EUR	(3,805,839)	03/2015	—	(487,998)
EURO-BOBL	(19)	EUR	(2,810,208)	03/2015	—	(29,763)
EURO-BUND	(24)	EUR	(4,322,656)	03/2015	—	(129,647)
US ULTRA T-BOND	(28)	USD	(5,010,250)	03/2015	—	(437,920)
Total			(15,948,953)		—	(1,085,328)

Credit Default Swap Contracts Outstanding at January 31, 2015

At January 31, 2015, cash totaling $574,508 was pledged as collateral to cover open centrally cleared credit default swap contracts.

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	CDX North America High Yield 23-V1	12/20/2019	5.00	3.662%	11,815,000	93,510	65,639	159,149	—

*Centrally cleared swap contract

**  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swap Contracts Outstanding at January 31, 2015

At January 31, 2015, cash totaling $782,307 was pledged as collateral to cover open centrally cleared interest rate swap contracts.

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	1.9590	01/28/2025	USD	24,000,000	(229)	—	(339,900)

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the value of these securities amounted to $39,008,395 or 32.19% of net assets.

(b)	Represents a security purchased on a when-issued or delayed delivery basis.
(c)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(e)	Variable rate security.
(f)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2015, the value of these securities amounted to $417,956, which represents 0.34% of net assets.

(g)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(h)	Principal and interest may not be guaranteed by the government.
(i)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of January 31, 2015. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(j)	The rate shown is the seven-day current annualized yield at January 31, 2015.
(k)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	11,082,966	9,840,860	(14,155,289)	6,768,537	1,833	6,768,537

(l)

At January 31, 2015, the cost of securities for federal income tax purposes was approximately $118,761,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$4,590,000
Unrealized Depreciation	(5,435,000)
Net Unrealized Depreciation	$(845,000)

(m)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
PIK	Payment-in-Kind

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgits
NZD	New Zealand Dollar
PEN	Peru Nuevos Soles
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thailand Baht
TRY	Turkish Lira
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                    Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                    Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                    Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	32,420,379	—	32,420,379
Residential Mortgage-Backed Securities - Agency	—	2,606,050	—	2,606,050
Residential Mortgage-Backed Securities - Non-Agency	—	619,533	—	619,533
Commercial Mortgage-Backed Securities - Agency	—	4,057,426	—	4,057,426
Commercial Mortgage-Backed Securities - Non-Agency	—	3,845,509	—	3,845,509
Asset-Backed Securities - Non-Agency	—	4,823,561	417,956	5,241,517
Inflation-Indexed Bonds	—	3,860,771	—	3,860,771
U.S. Treasury Obligations	4,144,643	—	—	4,144,643
Foreign Government Obligations	—	54,234,076	—	54,234,076
Total Bonds	4,144,643	106,467,305	417,956	111,029,904
Other
Senior Loans
Lodging	—	—	5,963	5,963
All other Industries	—	111,507	—	111,507
Total Other	—	111,507	5,963	117,470
Mutual Funds
Money Market Funds	6,768,537	—	—	6,768,537
Total Mutual Funds	6,768,537	—	—	6,768,537
Investments in Securities	10,913,180	106,578,812	423,919	117,915,911
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	3,003,283	—	3,003,283
Futures Contracts	378,171	—	—	378,171
Swap Contracts	—	159,149	—	159,149
Liabilities
Forward Foreign Currency Exchange Contracts	—	(2,739,876)	—	(2,739,876)
Futures Contracts	(1,085,328)	—	—	(1,085,328)
Swap Contracts	—	(339,900)	—	(339,900)
Total	10,206,023	106,661,468	423,919	117,291,410

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value:

	Asset-Backed Securities - Non-Agency ($)	Senior Loans ($)	Total ($)
Balance as of October 31, 2014	2,348,520	6,015	2,354,535
Increase (decrease) in accrued discounts/premiums	(1,096)	—	(1,096)
Realized gain (loss)	1,367	—	1,367
Change in unrealized appreciation (depreciation)(a)	130	(52)	78
Sales	(470,002)	—	(470,002)
Transfers out of Level 3	(1,460,963)	—	(1,460,963)
Balance as of January 31, 2015	417,956	5,963	423,919

(a) Change in unrealized appreciation (depreciation) relating to securities held at January 31, 2015 was $242, which is comprised of Asset-Backed Securities — Non-Agency of $294 and Senior Loans of $(52).

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain asset backed securities and senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Select Global Equity Fund

January 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.9%
AUSTRALIA 3.7%
CSL Ltd.	196,386	$13,364,759
BELGIUM 2.0%
Anheuser-Busch InBev NV	60,142	7,346,524
CHINA 1.9%
Alibaba Group Holding Ltd., ADR (a)	36,082	3,214,185
Baidu, Inc., ADR (a)	16,937	3,690,911
Total		6,905,096
DENMARK 2.0%
Novo Nordisk A/S, Class B	161,975	7,219,340
FRANCE 2.0%
L’Oreal SA	41,072	7,381,725
GERMANY 6.1%
Bayer AG, Registered Shares	51,472	7,447,816
Brenntag AG	134,822	7,361,495
Continental AG	32,007	7,258,898
Total		22,068,209
HONG KONG 5.2%
AIA Group Ltd.	3,227,800	18,737,184
INDIA 1.9%
HDFC Bank Ltd., ADR	122,032	6,953,383
INDONESIA 2.0%
PT Bank Rakyat Indonesia Persero Tbk	7,800,100	7,136,943
IRELAND 2.0%
Medtronic PLC	100,553	7,179,484
SINGAPORE 1.8%
DBS Group Holdings Ltd.	453,000	6,604,571
SOUTH AFRICA 1.5%
Naspers Ltd., Class N	37,507	5,410,831
SWEDEN 2.0%
Svenska Handelsbanken AB, Class A	154,665	7,342,391

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM 2.9%
Rolls-Royce Holdings PLC	249,871	$3,355,213
Unilever PLC	166,391	7,343,116
Total		10,698,329
UNITED STATES 60.9%
American Express Co.	200,937	16,213,606
Celgene Corp. (a)	41,710	4,970,164
Colgate-Palmolive Co.	107,771	7,276,698
Comcast Corp., Class A	161,620	8,589,295
Estee Lauder Companies, Inc. (The), Class A	99,175	7,000,763
Express Scripts Holding Co. (a)	97,708	7,886,013
Google, Inc., Class A (a)	23,128	12,432,456
Google, Inc., Class C (a)	14,096	7,534,594
Graco, Inc.	49,015	3,491,829
MasterCard, Inc., Class A	226,652	18,592,263
Mead Johnson Nutrition Co.	74,214	7,309,337
Mettler-Toledo International, Inc. (a)	24,068	7,315,469
Nike, Inc., Class B	96,161	8,870,852
PPG Industries, Inc.	37,070	8,262,161
Praxair, Inc.	59,300	7,150,987
Priceline Group, Inc. (The) (a)	7,279	7,348,005
Sirona Dental Systems, Inc. (a)	125,553	11,327,392
Thermo Fisher Scientific, Inc.	114,683	14,359,458
TJX Companies, Inc. (The)	109,123	7,195,571
Union Pacific Corp.	122,094	14,310,638
Vertex Pharmaceuticals, Inc. (a)	41,216	4,539,530
Walt Disney Co. (The)	202,925	18,458,058
Wells Fargo & Co.	213,277	11,073,342
Total		221,508,481
Total Common Stocks (Cost: $333,976,302)		$355,857,250

	Shares	Value

Money Market Funds 1.7%
Columbia Short-Term Cash Fund, 0.118% (b)(c)	6,264,386	$6,264,386
Total Money Market Funds (Cost: $6,264,386)		$6,264,386
Total Investments
(Cost: $340,240,688) (d)		$362,121,636(e)
Other Assets & Liabilities, Net		1,298,506
Net Assets		$363,420,142

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at January 31, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	15,322,940	67,448,409	(76,506,963)	6,264,386	2,094	6,264,386

(d)

At January 31, 2015, the cost of securities for federal income tax purposes was approximately $340,241,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$24,673,000
Unrealized Depreciation	(2,792,000)
Net Unrealized Appreciation	$21,881,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated October 31, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	50,461,781	12,669,729	—	63,131,510
Consumer Staples	21,586,798	22,071,364	—	43,658,162
Financials	34,240,332	39,821,089	—	74,061,421
Health Care	57,577,509	28,031,916	—	85,609,425
Industrials	17,802,466	10,716,708	—	28,519,174
Information Technology	45,464,409	—	—	45,464,409
Materials	15,413,149	—	—	15,413,149
Total Equity Securities	242,546,444	113,310,806	—	355,857,250
Mutual Funds
Money Market Funds	6,264,386	—	—	6,264,386
Total Mutual Funds	6,264,386	—	—	6,264,386
Total	248,810,830	113,310,806	—	362,121,636

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statisticalpricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Seligman Global Technology Fund

January 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.0%
CANADA 1.1%
Canadian Solar, Inc. (a)	101,600	$2,071,624
Kinaxis, Inc. (a)	253,101	3,784,464
Total		5,856,088
CHINA 0.4%
Baidu, Inc., ADR (a)	6,100	1,329,312
JA Solar Holdings Co., Ltd., ADR (a)	142,900	1,143,200
Total		2,472,512
IRELAND 1.5%
King Digital Entertainment PLC	612,312	8,082,518
ISRAEL 3.0%
Check Point Software Technologies Ltd. (a)	206,660	15,947,952
JAPAN 0.6%
Mabuchi Motor Co., Ltd.	40,000	1,644,590
Nidec Corp.	22,500	1,531,079
Total		3,175,669
NETHERLANDS 2.4%
ASM International NV	159,414	6,550,710
AVG Technologies NV (a)	278,883	5,516,306
Mobileye NV (a)	26,100	1,028,079
Total		13,095,095
SINGAPORE 1.3%
Avago Technologies Ltd.	66,209	6,811,582
TAIWAN 1.7%
Himax Technologies, Inc., ADR	284,100	2,437,578
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	285,100	6,474,621
Total		8,912,199
UNITED STATES 87.0%
Activision Blizzard, Inc.	254,321	5,314,037
Advanced Energy Industries, Inc. (a)	484,253	11,622,072
Apple, Inc.	245,885	28,807,887
Arris Group, Inc. (a)	47,700	1,250,694
Aruba Networks, Inc. (a)	119,000	1,973,020
Audience, Inc. (a)	527,925	2,132,817
Broadcom Corp., Class A	648,200	27,506,367
Cavium, Inc. (a)	33,200	1,952,492
CDW Corp.	44,800	1,534,848
Cisco Systems, Inc.	93,900	2,475,673

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Computer Sciences Corp.	66,900	$4,059,492
Cornerstone OnDemand, Inc. (a)	43,700	1,439,915
DIRECTV (a)	74,200	6,327,776
Electronics for Imaging, Inc. (a)	136,455	5,273,986
Endurance International Group Holdings, Inc. (a)	78,728	1,323,418
F5 Networks, Inc. (a)	52,100	5,815,402
Fidelity National Information Services, Inc.	52,500	3,277,575
Fortinet, Inc. (a)	108,400	3,240,618
GameStop Corp., Class A	53,300	1,878,825
Google, Inc., Class A (a)	22,700	12,202,385
Google, Inc., Class C (a)	22,600	12,080,152
Hewlett-Packard Co.	138,300	4,996,779
HomeAway, Inc. (a)	62,900	1,603,321
Lam Research Corp.	568,637	43,466,612
Lattice Semiconductor Corp. (a)	957,087	6,824,030
LifeLock, Inc. (a)	128,100	1,902,285
Marvell Technology Group Ltd.	1,569,778	24,315,861
Mattson Technology, Inc. (a)	1,117,828	3,677,654
Maxim Integrated Products, Inc.	514,000	17,008,260
Microsemi Corp. (a)	586,389	16,336,798
NetApp, Inc.	369,581	13,970,162
Nimble Storage, Inc. (a)	13,581	304,622
Nuance Communications, Inc. (a)	218,957	3,009,564
Pitney Bowes, Inc.	91,600	2,196,568
PTC, Inc. (a)	28,673	957,965
Qorvo, Inc. (a)	156,419	11,554,672
Red Hat, Inc. (a)	43,500	2,774,865
Rovi Corp. (a)	110,563	2,555,111
Sabre Corp.	213,558	4,362,990
salesforce.com, Inc. (a)	79,533	4,489,638
Skyworks Solutions, Inc.	256,681	21,317,357
SolarWinds, Inc. (a)	166,800	8,031,420
Spansion, Inc., Class A (a)	307,600	10,907,496
Synaptics, Inc. (a)	429,496	32,989,588
Synopsys, Inc. (a)	964,602	41,468,240
Teradyne, Inc.	1,115,160	20,184,396
Travelport Worldwide Ltd.	235,860	3,677,057
Vantiv, Inc., Class A (a)	84,300	2,899,077
Verint Systems, Inc. (a)	129,518	6,913,671
Visa, Inc., Class A	19,800	5,047,218
VMware, Inc., Class A (a)	54,385	4,193,083
Total		465,425,811
Total Common Stocks (Cost: $397,574,004)		$529,779,426

	Shares	Value

Money Market Funds 1.6%
Columbia Short-Term Cash Fund, 0.118% (b)(c)	8,474,285	$8,474,285
Total Money Market Funds (Cost: $8,474,285)		$8,474,285

Total Investments
(Cost: $406,048,289) (d)	$538,253,711(e)
Other Assets & Liabilities, Net	(3,279,732)
Net Assets	$534,973,979

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at January 31, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	9,314,310	35,232,948	(36,072,973)	8,474,285	3,084	8,474,285

(d)

At January 31, 2015, the cost of securities for federal income tax purposes was approximately $406,048,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$141,646,000
Unrealized Depreciation	(9,440,000)
Net Unrealized Appreciation	$132,206,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated October 31, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	13,785,943	—	—	13,785,943
Industrials	2,196,568	3,175,669	—	5,372,237
Information Technology	504,070,536	6,550,710	—	510,621,246
Total Equity Securities	520,053,047	9,726,379	—	529,779,426
Mutual Funds
Money Market Funds	8,474,285	—	—	8,474,285
Total Mutual Funds	8,474,285	—	—	8,474,285
Total	528,527,332	9,726,379	—	538,253,711

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statisticalpricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	March 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	March 24, 2015

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	March 24, 2015